UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	August 31, 2011

Item 1. Reports to Stockholders

Fidelity®

California
Municipal Income
Fund

Semiannual Report

August 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Chairman's photo appears here)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
(Chairmans signature appears here)
Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Class A	.75%
Actual		$ 1,000.00	$ 1,065.00	$ 3.89
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.81
Class T	.76%
Actual		$ 1,000.00	$ 1,064.80	$ 3.94
Hypothetical A		$ 1,000.00	$ 1,021.32	$ 3.86
Class B	1.37%
Actual		$ 1,000.00	$ 1,061.70	$ 7.10
Hypothetical A		$ 1,000.00	$ 1,018.25	$ 6.95
Class C	1.52%
Actual		$ 1,000.00	$ 1,061.90	$ 7.88
Hypothetical A		$ 1,000.00	$ 1,017.50	$ 7.71
California Municipal Income	.47%
Actual		$ 1,000.00	$ 1,066.60	$ 2.44
Hypothetical A		$ 1,000.00	$ 1,022.77	$ 2.39
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,066.10	$ 2.75
Hypothetical A		$ 1,000.00	$ 1,022.47	$ 2.69

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	46.6	48.2
Health Care	12.1	11.6
Transportation	10.9	11.6
Education	6.5	6.9
Electric Utilities	4.7	3.6
Weighted Average Maturity as of August 31, 2011
		6 months ago
Years	7.3	10.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2011
6 months ago
Years	7.7	8.1

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
AAA 2.0%	AAA 2.8%
AA,A 79.1%	AA,A 81.4%
BBB 13.7%	BBB 12.7%
BB and Below 0.4%	BB and Below 0.4%
Not Rated 1.6%	Not Rated 2.0%
Short-Term Investments and Net Other Assets 3.2%	Short-Term Investments and Net Other Assets 0.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.8%
	Principal Amount (000s)	Value (000s)
California - 95.6%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 400
5% 8/1/18	330	349
5% 8/1/19	555	583
(Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	3,000	3,158
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720	781
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	976
Alameda Corridor Trans. Auth. Rev. Series 1999 A, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,575	7,578
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,966
5% 12/1/20 (AMBAC Insured)	2,810	3,082
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,718
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,940
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,201
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	864
0% 9/1/22 (FSA Insured)	5,150	2,789
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,034
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,139
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,707
Azusa Unified School District Series 2002, 5.375% 7/1/16 (FSA Insured)	1,225	1,277
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,312
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17	2,015	2,019
5% 8/1/17 (FGIC Insured)	5,030	5,217
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	$ 5,500	$ 5,926
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,890
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,224
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,394
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,488
Burbank Unified School District:
Series 1997 B, 0% 8/1/20	3,835	2,574
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	3,909
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085	1,137
Cabrillo Unified School District Series A:
0% 8/1/12 (AMBAC Insured)	2,800	2,730
0% 8/1/17 (AMBAC Insured)	1,000	782
0% 8/1/18 (AMBAC Insured)	2,000	1,467
California Dept. of Wtr. Resources Central Valley Proj. Rev.:
Series AI:
5% 12/1/18 (b)	3,000	3,637
5% 12/1/25 (b)	2,700	3,126
Series J1, 7% 12/1/12	730	790
California Econ. Recovery Series 2009 A:
5% 7/1/22	3,800	4,169
5.25% 7/1/14	2,095	2,361
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,054
6% 3/1/38	1,000	1,044
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,645
5% 2/1/17	1,000	1,014
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	1,946
Series 2010 A, 5% 10/1/25	5,860	6,145
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	712
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	9,000
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	$ 6,000	$ 6,162
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	912
4% 9/1/21	1,000	1,037
4% 9/1/22	740	756
4% 9/1/23	1,080	1,086
4% 9/1/24	1,125	1,115
5% 9/1/19	400	460
5% 9/1/39	5,000	5,039
California Gen. Oblig.:
Series 1992, 6.25% 9/1/12 (FGIC Insured)	1,350	1,379
Series 2005, 5.5% 6/1/28	275	275
Series 2007:
5.625% 5/1/20	150	150
5.625% 5/1/26	215	215
5.75% 5/1/30	160	160
4.5% 8/1/30	3,250	3,099
4.5% 10/1/36	3,075	2,765
5% 3/1/15	2,130	2,421
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,760
5% 9/1/17	750	851
5% 3/1/19	3,000	3,439
5% 8/1/22	1,500	1,614
5% 10/1/22	1,355	1,524
5% 11/1/22	1,600	1,747
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,058
5% 12/1/22	3,500	3,827
5% 2/1/23	1,095	1,141
5% 2/1/26	1,500	1,511
5% 3/1/26	2,800	2,917
5% 6/1/26	2,600	2,706
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,825
5% 6/1/31	2,000	2,031
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,029
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,006
5.125% 11/1/24	2,800	2,930
5.125% 2/1/26	2,800	2,899
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/14	$ 4,045	$ 4,390
5.25% 10/1/14	140	144
5.25% 10/1/17	105	108
5.25% 11/1/18	3,000	3,223
5.25% 2/1/20	6,805	7,190
5.25% 2/1/22	2,020	2,120
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,490	5,603
5.25% 4/1/27	5	5
5.25% 2/1/28	2,785	2,862
5.25% 2/1/29	5,000	5,075
5.25% 4/1/29	5	5
5.25% 11/1/29	2,000	2,048
5.25% 4/1/30	35	35
5.25% 2/1/33	8,150	8,211
5.25% 12/1/33	105	106
5.25% 3/1/38	5,400	5,459
5.375% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35	36
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100	100
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	8,420
5.5% 4/1/30	25	26
5.5% 11/1/33	29,440	29,952
5.5% 11/1/34	2,535	2,662
5.5% 11/1/39	1,810	1,892
6% 4/1/18	1,570	1,952
6% 3/1/33	20,050	22,361
6% 4/1/38	1,190	1,295
6.5% 4/1/33	11,650	13,404
6.75% 8/1/12	1,100	1,162
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	2,630	2,811
Series 2008 L, 5.125% 7/1/22	2,475	2,645
Series 2009 E, 5.625% 7/1/25	5,000	5,323
(Cedars-Sinai Med. Ctr. Proj.):
Series 2005, 5% 11/15/14	1,485	1,647
Series 2009, 5% 8/15/39	5,000	4,846
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/12	$ 2,345	$ 2,429
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,320
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,070
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100) (e)	90	120
6.5% 10/1/38	4,910	5,436
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,004
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	4,914
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	5,075
Bonds (Catholic Healthcare West Proj.) Series 2004 I, 4.95%, tender 7/1/14 (c)	5,000	5,434
Series 2008 A3, 5.5% 11/15/40	3,090	3,207
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (FGIC Insured)	1,000	1,042
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,105
5% 12/1/32	1,000	1,006
5% 12/1/42	3,000	2,912
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,020
5.25% 2/1/32 (AMBAC Insured)	6,295	6,297
Series 2005, 5% 10/1/33	7,235	7,394
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	4,463
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	315
5% 7/1/20	500	524
5.75% 7/1/40	5,000	4,965
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,158
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 1996 A, 5.35% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	4,335	4,428
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.: - continued
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,250	$ 4,765
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2001 A, 5.125%, tender 5/1/14 (c)(d)	9,000	9,694
Series 2003 A, 5%, tender 5/1/13 (c)(d)	3,000	3,160
Series 2005 A1, 4.7%, tender 4/1/12 (c)(d)	3,250	3,314
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,753
5% 6/1/14	2,000	2,189
5.25% 6/1/24	5,400	5,624
5.25% 6/1/25	5,000	5,150
5.25% 6/1/30	4,000	4,048
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,415
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (FGIC Insured)	2,700	2,942
Series 2006 G:
5% 11/1/20	1,825	1,928
5% 11/1/21	2,020	2,120
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	5,171
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,219
(Coalinga State Hosp. Proj.) Series 2004 A:
5.25% 6/1/12	2,485	2,559
5.5% 6/1/15	1,000	1,109
5.5% 6/1/17	9,980	10,877
(Dept. of Corrections & Rehab. Proj.) Series 2006 F:
5% 11/1/15 (FGIC Insured)	2,455	2,726
5% 11/1/16 (FGIC Insured)	2,000	2,236
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	1,640	1,768
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	815	877
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	7,205	7,750
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15	6,100	6,622
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	$ 4,210	$ 4,679
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	2,991
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,876
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25	3,000	3,059
5.125% 6/1/29	5,000	5,022
5.5% 6/1/19	2,000	2,146
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,775	5,074
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,558
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,554
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,261
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	6,137
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,540
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,165	5,381
5.25% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,766
Series 2006 E:
5% 10/1/23	2,410	2,622
5.25% 10/1/21	2,900	3,270
Series 2009 G1, 5.75% 10/1/30	1,800	1,881
Series 2009 I:
5.5% 11/1/23	1,535	1,643
6.125% 11/1/29	1,200	1,306
6.25% 11/1/21	2,000	2,336
6.375% 11/1/34	3,000	3,230
California State Univ. Rev.:
(Systemwide Proj.) Series 2002 A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,350
5.5% 11/1/16 (AMBAC Insured)	1,500	1,580
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev.: - continued
Series 2009 A:
5.75% 11/1/25	$ 3,675	$ 4,103
5.75% 11/1/28	6,525	7,123
6% 11/1/40	7,240	7,902
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co. Proj.) Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	2,425	2,540
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	5,059
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (FSA Insured)	1,800	1,836
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,035
(Daughters of Charity Health Sys. Proj.):
Series 2003 G, 5.25% 7/1/12	900	924
Series 2005 G, 5.25% 7/1/13	1,475	1,517
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	139
5% 8/15/19	50	56
5.75% 8/15/38	3,000	3,109
6.25% 8/15/33	2,500	2,669
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,240
Series 2007 A:
4.75% 4/1/33	2,000	1,843
5% 4/1/31	4,900	4,858
(Los Angeles Orthopaedic Hosp. Foundation Prog.) Series 2000, 5.75% 6/1/30 (AMBAC Insured)	8,355	8,148
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,000	9,126
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,565
(Sutter Health Systems Proj.):
Series 2002 B, 5.625% 8/15/42	7,000	7,041
Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,125	3,886
5.375% 6/1/26	2,500	2,552
6% 6/1/33	3,000	3,105
Campbell Union School District Gen. Oblig. Series 2002 C, 5% 8/1/34 (Pre-Refunded to 8/1/14 @ 102) (e)	1,910	2,205
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	$ 1,000	$ 930
0% 5/1/16	1,365	1,217
0% 5/1/17	1,155	979
0% 5/1/18	1,335	1,065
0% 5/1/19	1,000	747
0% 5/1/34 (a)	5,300	3,395
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,560
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,079
5% 11/1/25 (AMBAC Insured)	3,820	4,093
5% 11/1/33 (AMBAC Insured)	5,000	5,098
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,455
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,295	3,192
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,269
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,677
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,967
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,604
5% 8/1/25 (FSA Insured)	1,435	1,521
5% 8/1/26 (FSA Insured)	2,000	2,107
5% 8/1/27 (FSA Insured)	1,785	1,862
5% 8/1/31 (FSA Insured)	5,000	5,144
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,671
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,485
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,343
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	2,956
Cupertino California Union School District:
5% 8/1/18	1,735	2,115
5% 8/1/19	1,120	1,375
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Davis Spl. Tax Rev. Series 2007:
5% 9/1/11 (AMBAC Insured)	$ 595	$ 595
5% 9/1/12 (AMBAC Insured)	625	636
5% 9/1/13 (AMBAC Insured)	655	675
5% 9/1/14 (AMBAC Insured)	690	718
5% 9/1/15 (AMBAC Insured)	725	755
5% 9/1/18 (AMBAC Insured)	835	855
5% 9/1/20 (AMBAC Insured)	925	925
5% 9/1/22 (AMBAC Insured)	1,020	1,012
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,204
6% 3/1/20 (FSA Insured)	1,000	1,165
Duarte Ctfs. of Prtn. Series 1999 A:
5% 4/1/12	4,210	4,222
5% 4/1/13	1,830	1,835
El Centro Fing. Auth. Wastewtr. Series 2006 A, 5.25% 10/1/35 (FSA Insured)	6,890	7,075
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,494
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,326
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	777
0% 10/1/25 (AMBAC Insured)	1,665	723
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	601
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	1,384
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	800
0% 11/1/16 (Escrowed to Maturity) (e)	3,500	3,272
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,152
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,365
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	818
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,430	$ 2,272
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,082
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	4,551
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,704
Series C, 5% 8/1/36	10,000	10,609
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	24,070	19,689
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,860	5,871
5.75% 1/15/40	8,155	7,261
5.875% 1/15/27	4,000	3,887
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,373
5.875% 1/15/29	4,000	3,871
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,662
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,066
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,535	1,487
5% 6/1/45	12,125	10,671
5% 6/1/45	2,775	2,450
Series 2007 A1:
5% 6/1/12	1,400	1,420
5% 6/1/13	1,000	1,024
5% 6/1/14	2,000	2,053
5% 6/1/15	1,000	1,027
5% 6/1/33	3,000	2,077
5.125% 6/1/47	2,600	1,668
5.75% 6/1/47	5,000	3,526
5% 6/1/45 (FSA Insured)	235	220
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,750	$ 2,013
Indio Pub. Fing. Auth. Lease Rev. Bonds Series 2007 B, 3.8%, tender 11/1/12 (c)	2,500	2,538
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) Series 1994, 7.3% 9/1/11 (National Public Finance Guarantee Corp. Insured)	480	480
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	486
5% 8/1/22	450	526
5% 8/1/23	485	559
5% 8/1/24	1,000	1,138
5% 8/1/26	1,370	1,530
5% 8/1/28	760	831
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	2,449
Loma Linda Hosp. Rev.:
(Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	4,809
Series 2005 A, 5% 12/1/14	4,500	4,765
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	3,843
Long Beach Cmnty. College Series 2008 A, 0% 6/1/31 (FSA Insured)	9,750	2,873
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,142
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,228
Series A, 5.75% 8/1/33	2,800	3,143
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	10,000	11,336
Series 2009 A, 5.5% 8/1/29	1,000	1,102
Series 2010 C, 5.25% 8/1/39	1,300	1,385
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,875
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (e)	3,380	3,333
(Disney Parking Proj.):
0% 3/1/12	2,180	2,163
0% 3/1/13	6,490	6,337
0% 9/1/14 (AMBAC Insured)	3,860	3,622
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Ctfs. of Prtn.: - continued
(Disney Parking Proj.):
0% 3/1/18	$ 3,000	$ 2,383
0% 3/1/19	3,200	2,395
0% 3/1/20	1,000	697
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,129
5.375% 9/1/17 (FSA Insured)	1,095	1,176
5.375% 9/1/18 (FSA Insured)	1,155	1,236
5.375% 9/1/19 (FSA Insured)	1,210	1,290
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,703
Los Angeles Dept. Arpt. Rev.:
Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,069
Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,104
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,990	4,349
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,410	1,518
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,129
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	2,800	2,969
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2004 C, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,530
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity) (e)	9,820	12,262
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2008 A, 5% 9/1/22	5,500	5,819
Los Angeles Unified School District:
Series 1997 F, 5% 7/1/21 (FSA Insured)	3,880	4,108
Series 2003 A, 5% 7/1/21 (FSA Insured)	11,050	11,698
Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,290
Series 2007 A1, 4.5% 1/1/28	6,900	6,744
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000	10,973
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	$ 1,635	$ 2,037
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,310
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	521
5% 7/1/39	4,095	4,193
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,455
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	627
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,225
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,271
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,245
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,537
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	3,891
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,799
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	673
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	598
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,944
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	565
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,449
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,252
Natomas Unified School District Series 2007, 5.25% 8/1/30 (FGIC Insured)	5,150	5,125
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,237
12% 8/1/17 (FSA Insured)	1,000	1,552
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Newport Beach Rev.:
(Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 A, 5% 12/1/24	$ 2,000	$ 2,042
Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	2,800	2,965
Hoag Memorial Hosp. Presbyterian Proj.) Series 2011 A, 6% 12/1/40	3,000	3,288
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,630
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,101
5% 9/1/17 (AMBAC Insured)	2,735	2,983
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/12	2,500	2,594
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	5,346
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,205	4,400
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	1,329
Novato Unified School District Series 2002, 5.25% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,013
Oakland Gen. Oblig. Series 2009 B, 6.25% 1/15/39	3,000	3,275
Oakland Joint Powers Fing. Auth. Series 2008 A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,136
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,183
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,029
Oakland Unified School District Alameda County Series 2009 A:
6.5% 8/1/23	2,810	3,208
6.5% 8/1/24	1,220	1,382
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	1,441
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) Series 2002, 5.375% 6/1/16 (AMBAC Insured)	3,770	3,916
Oxnard Fin. Auth. Solid Waste Rev. Series 2005, 5% 5/1/12 (AMBAC Insured) (d)	2,065	2,101
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	$ 3,000	$ 3,077
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) Series 1999, 5.8% 8/1/29 (FSA Insured)	6,410	6,415
Placentia Pub. Fing. Auth. Rev.:
3.125% 9/1/12	1,585	1,604
4% 9/1/13	1,855	1,917
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,338
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	634
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	305	306
Port of Oakland Rev.:
Series 2002 L:
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,030	3,116
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100) (d)(e)	375	396
Series 2002 N:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,800	2,930
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,850	6,079
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,355	3,459
5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,740	2,820
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	10,910	12,046
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,885	3,232
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,185	2,448
Series 2011 O, 5% 5/1/22 (d)	4,500	4,750
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	3,493
Series B, 0% 8/1/35	9,000	1,987
0% 8/1/37	6,325	1,225
0% 8/1/38	5,410	981
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds:
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	$ 6,685	$ 6,232
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (c)	1,730	1,738
4%, tender 12/1/11 (FSA Insured) (c)	6,500	6,543
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,522
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	3,119
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,815	6,044
Series B, 5.7% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	2,003
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	1,969
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,043
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,716
Rocklin Unified School District Series 2002:
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	683
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	1,263
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365	588
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	766
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	718
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,195
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	6,477
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,505
Series 2003 R, 5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,825	6,870
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800	2,907
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900	3,001
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	$ 5,900	$ 6,488
6.5% 8/1/28	2,445	2,799
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,050
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,300	11,434
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,772
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (e)	1,000	1,079
Series 2007, 0% 8/1/17 (FSA Insured)	3,395	2,818
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,275
5% 11/15/17 (AMBAC Insured)	2,000	2,251
5% 11/15/18 (AMBAC Insured)	2,000	2,228
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,159
(Univ. of San Diego Proj.) 5.25% 10/1/11	1,705	1,710
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2005:
5% 7/1/14 (AMBAC Insured) (d)	1,000	1,091
5.25% 7/1/16 (AMBAC Insured) (d)	1,400	1,566
5% 7/1/12 (AMBAC Insured) (d)	2,200	2,268
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,563
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	3,783
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,003
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,518
Second Series 32F, 5.25% 5/1/19	2,500	2,946
Second Series 32H, 5% 5/1/12 (CIFG North America Insured) (d)	1,000	1,029
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,040
6.625% 8/1/39	1,000	1,043
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	$ 3,080	$ 3,194
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	3,964
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,857
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity) (e)	4,000	2,297
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	3,306
5.5% 1/15/28	1,060	846
Series A:
0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	6,881
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,081
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	2,036
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	951
San Jose Int'l. Arpt. Rev. Series 2007 A:
5% 3/1/17 (AMBAC Insured) (d)	1,180	1,297
5% 3/1/24 (AMBAC Insured) (d)	9,690	9,876
5% 3/1/37 (AMBAC Insured) (d)	10,000	9,332
San Jose Unified School District Santa Clara County Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,863
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,095
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,918
San Marcos Unified School District Series A, 5% 8/1/38	5,000	5,121
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,425
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	5,733
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,085
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	701
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	657
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 3,132
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	1,880
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,083
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,324
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,865	1,949
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	2,554
0% 9/1/22 (AMBAC Insured)	2,900	1,601
0% 9/1/25 (AMBAC Insured)	6,800	2,995
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,015	5,019
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	422
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,252
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/26 (FSA Insured)	11,845	12,439
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25	5,450	6,356
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,000
Sulphur Springs Union School District Series A, 0% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,698
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	17,863
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,004
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,000	4,667
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,355
6% 6/1/22	1,100	1,115
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,561
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	$ 5,000	$ 5,527
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	10,707
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	2,765
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	786
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	1,889
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G:
4% 5/15/19	1,305	1,415
4% 5/15/20	615	665
5% 5/15/19	2,830	3,262
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/33	1,000	1,011
Series 2007 D, 5% 5/15/25	4,250	4,592
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/21 (AMBAC Insured)	785	798
5.5% 5/15/24 (AMBAC Insured)	370	374
Series 2009 O, 5.75% 5/15/34	9,900	10,913
Series C, 4.75% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,150	3,174
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	1,797
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,155
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,595
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	7,700	8,265
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	2,174
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,293
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	136
5.375% 8/1/16 (FSA Insured)	100	104
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	890
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	767
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	343
5.25% 8/1/16 (Pre-Refunded to 8/1/13 @ 100) (e)	1,000	1,095
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	$ 3,000	$ 3,162
6.25% 7/1/39	7,000	7,222
Series 2010 A, 5.5% 7/1/38	3,100	2,999
Series A:
5% 7/1/23	1,460	1,483
5% 7/1/25	1,665	1,672
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,542
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,830
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,357
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,252
		1,602,889
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
4.625% 10/1/11	275	275
5.375% 10/1/14	1,000	1,070
5.875% 10/1/18	1,565	1,764
		3,109
Puerto Rico - 0.8%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 4.064% 7/1/21 (FGIC Insured) (c)	4,600	3,830
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (c)	7,000	7,577
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (FGIC Insured)	9,500	1,423
		12,830
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,450
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
Series 2009 B, 5% 10/1/25	$ 1,500	$ 1,507
Series A, 5.25% 10/1/15	1,255	1,368
		4,325
TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $1,581,311)	1,623,153
NET OTHER ASSETS (LIABILITIES) - 3.2%	52,816
NET ASSETS - 100%	$ 1,675,969
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	46.6%
Health Care	12.1%
Transportation	10.9%
Education	6.5%
Others* (Individually Less Than 5%)	23.9%
100.0%
*Includes net other assets
Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $23,286,000 of which $21,327,000 and $1,959,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,581,311)		$ 1,623,153
Cash		43,490
Receivable for fund shares sold		839
Interest receivable		18,330
Other receivables		3
Total assets		1,685,815

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 6,384
Payable for fund shares redeemed	521
Distributions payable	2,004
Accrued management fee	508
Distribution and service plan fees payable	27
Other affiliated payables	372
Other payables and accrued expenses	30
Total liabilities		9,846

Net Assets		$ 1,675,969
Net Assets consist of:
Paid in capital		$ 1,659,185
Undistributed net investment income		1,619
Accumulated undistributed net realized gain (loss) on investments		(26,677)
Net unrealized appreciation (depreciation) on investments		41,842
Net Assets		$ 1,675,969

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($43,451 ÷ 3,574.87 shares)	$ 12.15

Maximum offering price per share (100/96.00 of $12.15)	$ 12.66
Class T: Net Asset Value and redemption price per share ($4,250 ÷ 348.86 shares)	$ 12.18

Maximum offering price per share (100/96.00 of $12.18)	$ 12.69
Class B: Net Asset Value and offering price per share ($1,783 ÷ 146.81 shares)A	$ 12.14

Class C: Net Asset Value and offering price per share ($19,455 ÷ 1,603.16 shares)A	$ 12.14

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,580,307 ÷ 130,185.25 shares)	$ 12.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($26,723 ÷ 2,197.21 shares)	$ 12.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended August 31, 2011 (Unaudited)

Investment Income
Interest		$ 38,433

Expenses
Management fee	$ 2,914
Transfer agent fees	574
Distribution and service plan fees	154
Accounting fees and expenses	150
Custodian fees and expenses	9
Independent trustees' compensation	3
Registration fees	68
Audit	24
Legal	6
Miscellaneous	12
Total expenses before reductions	3,914
Expense reductions	(4)	3,910
Net investment income (loss)		34,523
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		519
Change in net unrealized appreciation (depreciation) on investment securities		68,507
Net gain (loss)		69,026
Net increase (decrease) in net assets resulting from operations		$ 103,549

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,523	$ 71,286
Net realized gain (loss)	519	(1,281)
Change in net unrealized appreciation (depreciation)	68,507	(36,685)
Net increase (decrease) in net assets resulting from operations	103,549	33,320
Distributions to shareholders from net investment income	(34,341)	(70,898)
Distributions to shareholders from net realized gain	-	(100)
Total distributions	(34,341)	(70,998)
Share transactions - net increase (decrease)	67,077	(116,381)
Redemption fees	5	39
Total increase (decrease) in net assets	136,290	(154,020)

Net Assets
Beginning of period	1,539,679	1,693,699
End of period (including undistributed net investment income of $1,619 and undistributed net investment income of $1,437, respectively)	$ 1,675,969	$ 1,539,679

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 G	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.64	$ 11.89	$ 11.40	$ 11.63	$ 12.41	$ 12.46
Income from Investment Operations
Net investment income (loss) E	.240	.470	.472	.459	.457	.478
Net realized and unrealized gain (loss)	.509	(.252)	.486	(.224)	(.711)	.050
Total from investment operations	.749	.218	.958	.235	(.254)	.528
Distributions from net investment income	(.239)	(.467)	(.468)	(.461)	(.457)	(.483)
Distributions from net realized gain	-	(.001)	- H	(.004)	(.069)	(.095)
Total distributions	(.239)	(.468)	(.468)	(.465)	(.526)	(.578)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.15	$ 11.64	$ 11.89	$ 11.40	$ 11.63	$ 12.41
Total Return B, C, D	6.50%	1.79%	8.57%	2.04%	(2.15)%	4.36%
Ratios to Average Net Assets F
Expenses before reductions	.75% A	.75%	.77%	.75%	.73%	.64%
Expenses net of fee waivers, if any	.75% A	.75%	.77%	.75%	.73%	.64%
Expenses net of all reductions	.75% A	.74%	.77%	.74%	.70%	.62%
Net investment income (loss)	4.03% A	3.93%	4.05%	3.98%	3.76%	3.88%
Supplemental Data
Net assets, end of period (in millions)	$ 43	$ 40	$ 44	$ 34	$ 20	$ 13
Portfolio turnover rate	8% A	8%	15%	26%	27%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 G	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 11.91	$ 11.42	$ 11.65	$ 12.43	$ 12.48
Income from Investment Operations
Net investment income (loss) E	.240	.473	.477	.464	.458	.466
Net realized and unrealized gain (loss)	.508	(.245)	.486	(.227)	(.712)	.048
Total from investment operations	.748	.228	.963	.237	(.254)	.514
Distributions from net investment income	(.238)	(.467)	(.473)	(.463)	(.457)	(.469)
Distributions from net realized gain	-	(.001)	- H	(.004)	(.069)	(.095)
Total distributions	(.238)	(.468)	(.473)	(.467)	(.526)	(.564)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.18	$ 11.67	$ 11.91	$ 11.42	$ 11.65	$ 12.43
Total Return B, C, D	6.48%	1.87%	8.59%	2.05%	(2.15)%	4.24%
Ratios to Average Net Assets F
Expenses before reductions	.76% A	.75%	.73%	.73%	.74%	.75%
Expenses net of fee waivers, if any	.76% A	.75%	.73%	.73%	.74%	.75%
Expenses net of all reductions	.76% A	.75%	.73%	.72%	.70%	.72%
Net investment income (loss)	4.02% A	3.93%	4.09%	4.00%	3.75%	3.77%
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 4	$ 6	$ 7	$ 5	$ 5
Portfolio turnover rate	8% A	8%	15%	26%	27%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 G	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.63	$ 11.88	$ 11.39	$ 11.62	$ 12.40	$ 12.45
Income from Investment Operations
Net investment income (loss) E	.203	.395	.397	.387	.376	.383
Net realized and unrealized gain (loss)	.509	(.253)	.488	(.228)	(.712)	.049
Total from investment operations	.712	.142	.885	.159	(.336)	.432
Distributions from net investment income	(.202)	(.391)	(.395)	(.385)	(.375)	(.387)
Distributions from net realized gain	-	(.001)	- H	(.004)	(.069)	(.095)
Total distributions	(.202)	(.392)	(.395)	(.389)	(.444)	(.482)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.14	$ 11.63	$ 11.88	$ 11.39	$ 11.62	$ 12.40
Total Return B, C, D	6.17%	1.15%	7.90%	1.38%	(2.81)%	3.57%
Ratios to Average Net Assets F
Expenses before reductions	1.37% A	1.38%	1.40%	1.41%	1.41%	1.41%
Expenses net of fee waivers, if any	1.37% A	1.38%	1.40%	1.41%	1.41%	1.41%
Expenses net of all reductions	1.37% A	1.38%	1.40%	1.40%	1.37%	1.39%
Net investment income (loss)	3.41% A	3.29%	3.42%	3.33%	3.08%	3.11%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 2	$ 3	$ 4	$ 5	$ 5
Portfolio turnover rate	8% A	8%	15%	26%	27%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 G	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 11.87	$ 11.38	$ 11.61	$ 12.40	$ 12.44
Income from Investment Operations
Net investment income (loss) E	.194	.378	.384	.374	.364	.371
Net realized and unrealized gain (loss)	.519	(.252)	.488	(.225)	(.721)	.061
Total from investment operations	.713	.126	.872	.149	(.357)	.432
Distributions from net investment income	(.193)	(.376)	(.382)	(.375)	(.364)	(.377)
Distributions from net realized gain	-	(.001)	- H	(.004)	(.069)	(.095)
Total distributions	(.193)	(.376) I	(.382)	(.379)	(.433)	(.472)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.14	$ 11.62	$ 11.87	$ 11.38	$ 11.61	$ 12.40
Total Return B, C, D	6.19%	1.02%	7.78%	1.29%	(2.98)%	3.56%
Ratios to Average Net Assets F
Expenses before reductions	1.52% A	1.51%	1.51%	1.49%	1.50%	1.50%
Expenses net of fee waivers, if any	1.52% A	1.51%	1.51%	1.49%	1.50%	1.50%
Expenses net of all reductions	1.52% A	1.51%	1.51%	1.48%	1.47%	1.48%
Net investment income (loss)	3.26% A	3.16%	3.30%	3.24%	2.99%	3.02%
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 17	$ 19	$ 12	$ 8	$ 10
Portfolio turnover rate	8% A	8%	15%	26%	27%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

I Total distributions of $.376 per share is comprised of distributions from net investment income of $.3757 and distributions from net realized gain of $.0007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - California Municipal Income

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 F	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.63	$ 11.88	$ 11.38	$ 11.61	$ 12.40	$ 12.45
Income from Investment Operations
Net investment income (loss) D	.257	.504	.506	.495	.491	.499
Net realized and unrealized gain (loss)	.509	(.252)	.497	(.227)	(.722)	.050
Total from investment operations	.766	.252	1.003	.268	(.231)	.549
Distributions from net investment income	(.256)	(.501)	(.503)	(.494)	(.490)	(.504)
Distributions from net realized gain	-	(.001)	- G	(.004)	(.069)	(.095)
Total distributions	(.256)	(.502)	(.503)	(.498)	(.559)	(.599)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.14	$ 11.63	$ 11.88	$ 11.38	$ 11.61	$ 12.40
Total Return B, C	6.66%	2.08%	9.00%	2.33%	(1.97)%	4.55%
Ratios to Average Net Assets E
Expenses before reductions	.47% A	.46%	.47%	.47%	.46%	.47%
Expenses net of fee waivers, if any	.47% A	.46%	.47%	.47%	.46%	.47%
Expenses net of all reductions	.46% A	.46%	.47%	.46%	.43%	.44%
Net investment income (loss)	4.32% A	4.21%	4.34%	4.27%	4.03%	4.05%
Supplemental Data
Net assets, end of period (in millions)	$ 1,580	$ 1,456	$ 1,560	$ 1,427	$ 1,543	$ 1,611
Portfolio turnover rate	8% A	8%	15%	26%	27%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 F	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.65	$ 11.90	$ 11.40	$ 11.63	$ 12.42	$ 12.47
Income from Investment Operations
Net investment income (loss) D	.254	.500	.503	.491	.486	.493
Net realized and unrealized gain (loss)	.508	(.255)	.496	(.226)	(.722)	.049
Total from investment operations	.762	.245	.999	.265	(.236)	.542
Distributions from net investment income	(.252)	(.495)	(.499)	(.491)	(.485)	(.497)
Distributions from net realized gain	-	(.001)	- G	(.004)	(.069)	(.095)
Total distributions	(.252)	(.495)H	(.499)	(.495)	(.554)	(.592)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.16	$ 11.65	$ 11.90	$ 11.40	$ 11.63	$ 12.42
Total Return B, C	6.61%	2.02%	8.94%	2.30%	(2.00)%	4.48%
Ratios to Average Net Assets E
Expenses before reductions	.53% A	.51%	.51%	.49%	.50%	.53%
Expenses net of fee waivers, if any	.53% A	.51%	.51%	.49%	.50%	.53%
Expenses net of all reductions	.53% A	.51%	.51%	.48%	.47%	.50%
Net investment income (loss)	4.26% A	4.16%	4.31%	4.24%	3.99%	3.99%
Supplemental Data
Net assets, end of period (in millions)	$ 27	$ 21	$ 62	$ 19	$ 11	$ 8
Portfolio turnover rate	8% A	8%	15%	26%	27%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

H Total distributions of $.495 per share is comprised of distributions from net investment income of $.4945 and distributions from net realized gain of $.0007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, California Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, losses deferred due to futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 66,577
Gross unrealized depreciation	(23,185)
Net unrealized appreciation (depreciation) on securities and other investments	$ 43,392

Tax cost	$ 1,579,761

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be February 28, 2012.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $86,817 and $63,354, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .36% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 52	$ 5
Class T	-%	.25%	5	-
Class B	.65%	.25%	8	6
Class C	.75%	.25%	89	19
			$ 154	$ 30

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	-**
Class B*	2
Class C*	1
$ 8

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

** Amount represents one hundred sixty dollars.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 23.11
Class T	2.12
Class B	1.08
Class C	12.13
California Municipal Income	520.07
Institutional Class	16.13
	$ 574

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2011	Year ended February 28, 2011
From net investment income
Class A	$ 829	$ 1,696
Class T	82	218
Class B	31	81
Class C	292	603
California Municipal Income	32,600	66,826
Institutional Class	507	1,474
Total	$ 34,341	$ 70,898
From net realized gain
Class A	$ -	$ 3
Class T	-	-*
Class B	-	-*
Class C	-	1
California Municipal Income	-	95
Institutional Class	-	1
Total	$ -	$ 100

* Amount represents less than $1,000

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2011	Year ended February 28, 2011	Six months ended August 31, 2011	Year ended February 28, 2011
Class A
Shares sold	665	1,131	$ 7,879	$ 13,594
Reinvestment of distributions	48	97	576	1,160
Shares redeemed	(548)	(1,496)	(6,515)	(17,712)
Net increase (decrease)	165	(268)	$ 1,940	$ (2,958)
Class T
Shares sold	30	64	$ 362	$ 770
Reinvestment of distributions	6	14	69	172
Shares redeemed	(28)	(259)	(333)	(3,101)
Net increase (decrease)	8	(181)	$ 98	$ (2,159)
Class B
Shares sold	3	31	$ 24	$ 375
Reinvestment of distributions	1	3	14	36
Shares redeemed	(21)	(87)	(244)	(1,030)
Net increase (decrease)	(17)	(53)	$ (206)	$ (619)

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2011	Year ended February 28, 2011	Six months ended August 31, 2011	Year ended February 28, 2011
Class C
Shares sold	203	503	$ 2,425	$ 6,012
Reinvestment of distributions	15	29	175	350
Shares redeemed	(105)	(659)	(1,236)	(7,787)
Net increase (decrease)	113	(127)	$ 1,364	$ (1,425)
California Municipal Income
Shares sold	13,001	30,469	$ 153,825	$ 363,379
Reinvestment of distributions	1,805	3,784	21,393	45,282
Shares redeemed	(9,827)	(40,406)	(116,062)	(476,687)
Net increase (decrease)	4,979	(6,153)	$ 59,156	$ (68,026)
Institutional Class
Shares sold	591	1,709	$ 6,983	$ 20,475
Reinvestment of distributions	25	46	301	554
Shares redeemed	(216)	(5,174)	(2,559)	(62,223)
Net increase (decrease)	400	(3,419)	$ 4,725	$ (41,194)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

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15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
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6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
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(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

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Buying shares

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P.O. Box 770001
Cincinnati, OH 45277-0003

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Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

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Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

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Fidelity Investments
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100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

CFL-USAN-1011
1.790942.108

Fidelity®

California Short-Intermediate Tax-Free Bond Fund

Semiannual Report

August 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Chairmans photo appears here)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
(Chairmans signature appears here)
Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Actual	.35%	$ 1,000.00	$ 1,033.70	$ 1.79
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.38	$ 1.78

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	37.2	35.7
Escrowed/Pre-Refunded	12.7	15.8
Electric Utilities	9.7	8.7
Special Tax	9.2	9.4
Health Care	9.1	10.9
Weighted Average Maturity as of August 31, 2011
		6 months ago
Years	3.2	3.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2011
6 months ago
Years	2.9	3.0

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
AAA 11.7%	AAA 15.5%
AA,A 78.2%	AA,A 77.7%
BBB 5.0%	BBB 4.4%
BB and Below 0.2%	BB and Below 0.2%
Not Rated 0.6%	Not Rated 1.1%
Short-Term Investments and Net Other Assets 4.3%	Short-Term Investments and Net Other Assets 1.1%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.5%
	Principal Amount	Value
California - 94.3%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007, 4.375% 8/1/13	$ 220,000	$ 228,364
(Sharp HealthCare Proj.) Series 2011 A:
5% 8/1/17	5,065,000	5,586,087
5% 8/1/18	2,645,000	2,889,742
Alameda County Wtr. District Rev.:
2.5% 6/1/14	1,885,000	1,971,540
2.5% 6/1/15	895,000	947,152
2.5% 6/1/16	1,070,000	1,128,786
3% 6/1/15	525,000	565,210
3% 6/1/16	525,000	565,861
Alameda Unified School District Gen. Oblig. Series 2002, 5.5% 7/1/13 (FSA Insured)	125,000	136,043
Anaheim Union High School District Series 2002 A, 5% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (c)	155,000	161,677
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B:
6.25% 8/1/16 (Assured Guaranty Corp. Insured)	370,000	445,769
6.25% 8/1/17 (Assured Guaranty Corp. Insured)	395,000	477,982
6.25% 8/1/19 (Assured Guaranty Corp. Insured)	440,000	543,770
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2002 A:
5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (c)	165,000	171,796
5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (c)	125,000	130,196
California Dept. of Trans. Rev. Series 2004 A:
5% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	132,484
5% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,555,000	5,912,075
California Dept. of Wtr. Resources Central Valley Proj. Rev.:
Series AI, 5% 12/1/17 (a)	12,720,000	15,419,693
Series J2, 7% 12/1/12	2,600,000	2,815,436
Series J3, 7% 12/1/12 (Escrowed to Maturity) (c)	70,000	75,718
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.125% 5/1/18 (Pre-Refunded to 5/1/12 @ 101) (c)	1,110,000	1,156,953
5.125% 5/1/19 (Pre-Refunded to 5/1/12 @ 101) (c)	595,000	620,169
5.125% 5/1/19 (Pre-Refunded to 5/1/12 @ 101) (c)	1,920,000	2,001,216
5.25% 5/1/12	135,000	139,417
5.25% 5/1/12 (FSA Insured)	605,000	624,796
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series 2002 A:
5.25% 5/1/20 (Pre-Refunded to 5/1/12 @ 101) (c)	$ 3,000,000	$ 3,129,360
5.375% 5/1/18 (Pre-Refunded to 5/1/12 @ 101) (c)	1,655,000	1,727,704
5.375% 5/1/21 (Pre-Refunded to 5/1/12 @ 101) (c)	1,645,000	1,717,265
5.375% 5/1/22 (Pre-Refunded to 5/1/12 @ 101) (c)	11,730,000	12,245,299
5.375% 5/1/22 (Pre-Refunded to 5/1/12 @ 101) (c)	1,440,000	1,503,259
5.5% 5/1/12	2,260,000	2,337,631
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (c)	2,100,000	2,193,975
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 101) (c)	6,335,000	6,618,491
5.75% 5/1/17 (Pre-Refunded to 5/1/12 @ 101) (c)	4,150,000	4,342,477
6% 5/1/13 (Pre-Refunded to 5/1/12 @ 101) (c)	1,670,000	1,750,177
Series 2011 N, 5% 5/1/19	5,000,000	5,980,950
Series A:
5.5% 5/1/13 (AMBAC Insured)	240,000	250,414
5.5% 5/1/13 (Pre-Refunded to 5/1/12 @ 101) (c)	495,000	517,151
California Dept. of Wtr. Resources Wtr. Rev. Series W, 5.5% 12/1/13 (FSA Insured)	110,000	121,849
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	4,760,000	5,354,619
Series 2004 A:
5% 7/1/15	1,815,000	2,026,538
5.25% 7/1/12	7,035,000	7,319,777
5.25% 7/1/12 (FGIC Insured)	445,000	463,014
5.25% 7/1/14	2,050,000	2,310,555
Series 2009 A:
5% 7/1/12 (Escrowed to Maturity) (c)	995,000	1,033,914
5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,246,116
5% 7/1/15	2,615,000	2,919,778
5% 7/1/22	5,000,000	5,485,400
5.25% 7/1/13 (Escrowed to Maturity) (c)	4,395,000	4,792,791
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,605,000	5,005,036
5.25% 7/1/14	10,570,000	11,913,447
5.25% 7/1/14 (Escrowed to Maturity) (c)	3,525,000	4,011,309
Series 2009 B, 5% 7/1/20	3,115,000	3,664,891
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Econ. Recovery: - continued
Series A, 5% 7/1/18	$ 1,905,000	$ 2,259,578
California Edl. Facilities Auth. Rev.:
(College & Univ. Fing. Prog.) Series 2007, 5% 2/1/13	1,265,000	1,290,882
(Loyola Marymount Univ. Proj.) Series 2010 A, 4% 10/1/13	500,000	529,690
(Santa Clara Univ. Proj.) Series 2008:
5% 4/1/15	500,000	569,765
5% 4/1/16	400,000	464,096
(Stanford Univ. Proj.) Series T4, 5% 3/15/14	3,215,000	3,589,612
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
3% 9/1/15	450,000	477,459
4% 9/1/18	255,000	277,330
5% 9/1/16	300,000	344,658
5% 9/1/17	400,000	460,072
California Gen. Oblig.:
4% 8/1/13	500,000	531,130
4% 11/1/13	1,750,000	1,870,050
4% 11/1/14	1,265,000	1,386,617
5% 2/1/12	260,000	264,742
5% 2/1/12	120,000	122,189
5% 2/1/12	110,000	112,006
5% 3/1/12	1,425,000	1,456,379
5% 4/1/12	125,000	128,325
5% 10/1/12	2,000,000	2,095,420
5% 2/1/13	2,205,000	2,338,380
5% 2/1/13	175,000	185,586
5% 6/1/13	1,000,000	1,074,240
5% 10/1/13	50,000	52,518
5% 11/1/13	870,000	948,213
5% 3/1/14	3,675,000	4,056,098
5% 3/1/16	2,500,000	2,895,900
5% 2/1/19 (Pre-Refunded to 2/1/12 @ 100) (c)	3,785,000	3,858,580
5.25% 10/1/12	110,000	115,541
5.25% 10/1/13	185,000	201,983
5.25% 2/1/14 (FSA Insured)	270,000	292,480
5.25% 2/1/15	40,000	43,291
5.25% 2/1/16	1,000,000	1,062,230
5.25% 4/1/29 (Pre-Refunded to 4/1/14 @ 100) (c)	2,000,000	2,253,200
5.3% 4/1/29 (Pre-Refunded to 4/1/14 @ 100) (c)	2,750,000	3,101,670
5.75% 10/1/11	170,000	170,626
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.75% 11/1/11	$ 100,000	$ 100,809
6.25% 9/1/12	315,000	321,791
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C:
5% 3/1/13	1,700,000	1,786,343
5% 3/1/14	2,000,000	2,157,460
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	880,000	940,412
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/14	50,000	55,466
(Providence Health & Svcs. Proj.) Series 2008 C, 5.25% 10/1/13	750,000	818,520
(Scripps Health Sys. Proj.) Series 2008 A, 5% 10/1/15	1,000,000	1,135,120
(Scripps Memorial Hosp. Proj.) Series A, 5% 10/1/16	500,000	573,525
(Sutter Health Proj.):
Series 2008 A:
5% 8/15/12	2,000,000	2,086,760
5% 8/15/15	1,440,000	1,623,931
5.5% 8/15/16	1,000,000	1,162,360
Series 2011 B, 4% 8/15/17	1,000,000	1,088,100
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	275,000	298,862
Series 2009 C, 5%, tender 7/2/12 (b)	1,700,000	1,751,952
Series 2009 F, 5%, tender 7/1/14 (b)	2,800,000	3,043,572
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	2,800,000	3,072,524
Series 2011 A:
4% 2/1/13	500,000	512,845
4% 2/1/14	1,000,000	1,051,010
5.25% 2/1/15	1,000,000	1,104,990
California Infrastructure & Econ. Dev. Bank Rev.:
(Bay Area Toll Bridges Seismic Retrofit Prog.) Series 2003 A, 5.25% 7/1/20 (Pre-Refunded to 7/1/13 @ 100) (c)	5,300,000	5,779,703
(California Independent Sys. Operator Corp. Proj.) Series 2008 A, 5% 2/1/12	2,500,000	2,545,000
(Clean Wtr. State Revolving Fund Proj.) Series 2002, 5% 10/1/15	1,660,000	1,743,979
(Worker's Compensation Relief Proj.) Series 2004 A, 5.25% 10/1/13 (AMBAC Insured)	45,000	48,927
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
Bonds (The J. Paul Getty Trust Proj.):
Series 2003 A, 3.9%, tender 12/1/11 (b)	$ 3,825,000	$ 3,857,819
Series 2003 C, 3.9%, tender 12/1/11 (b)	1,745,000	1,759,972
Series 2004 A, 4%, tender 12/1/11 (b)	1,600,000	1,614,112
Series 2007 A3, 2.25%, tender 4/1/12 (b)	2,000,000	2,022,060
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009:
5% 2/1/13	1,160,000	1,205,414
5% 2/1/14	1,220,000	1,287,747
5% 2/1/15	1,615,000	1,710,640
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A, 5% 7/1/16	1,530,000	1,643,541
(Loma Linda Univ. Proj.) Series 2007:
4.5% 4/1/13	365,000	382,969
5% 4/1/14	200,000	216,522
California Muni. Fin. Auth. Solid Waste Disp. Rev.:
(Waste Mgmt., Inc. Proj.) Series 2004, 3% 9/1/14	3,000,000	3,101,550
Bonds (Waste Mgmt., Inc. Proj.) Series 2009 A, 2.375%, tender 2/1/13 (b)	3,000,000	3,039,630
California Muni. Fin. Auth. Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 1.1%, tender 10/3/11 (b)	1,550,000	1,550,186
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000,000	6,727,320
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 B, 1.125%, tender 11/1/11 (b)	1,000,000	999,980
California Pub. Works Board Lease Rev.:
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	2,985,000	3,415,049
(Coalinga State Hosp. Proj.) Series 2004 A:
5.25% 6/1/12	1,440,000	1,482,797
5.25% 6/1/14	70,000	77,049
(Dept. of Corrections & Rehab. Proj.):
Series 2005 J, 5% 1/1/14 (AMBAC Insured)	3,080,000	3,333,607
Series 2006 F, 5% 11/1/16 (FGIC Insured)	1,550,000	1,733,024
Series 2007 F:
4% 11/1/12	110,000	113,682
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2007 F:
4% 11/1/13	$ 165,000	$ 173,811
(Dept. of Corrections Proj.) Series B, 5.25% 1/1/13	40,000	42,141
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	940,000	1,011,139
(Dept. of Corrections, Monterey County State Prison Proj.):
Series 2003 C:
5.5% 6/1/14	100,000	109,155
5.5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	54,578
Series 2004 D, 5% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	162,165
(Dept. of Corrections, Various State Prisons Proj.) Series 1993 A, 5.25% 12/1/13 (AMBAC Insured)	2,220,000	2,305,514
(Dept. of Food & Agric. Proj.) Series 2007 H, 4% 11/1/13	335,000	352,889
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E, 5% 11/1/13	935,000	1,007,154
(Judicial Council Proj.) Series 2007 G, 3.7% 11/1/12	110,000	113,304
(Monterey Bay Campus Library Proj.) Series 2009 D:
4% 4/1/15	660,000	717,130
5% 4/1/14	1,270,000	1,384,973
(Regents Univ. of California Proj.) Series A, 5.25% 6/1/12 (AMBAC Insured)	50,000	51,796
(Univ. of California Research Proj.) Series 2005 L, 5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490,000	1,643,559
(Various California State Univ. Projs.):
Series 2006 A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,130,260
Series A, 5.5% 6/1/14	120,000	128,216
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	2,900,000	3,353,531
Series 2010 A, 5% 3/1/15	2,960,000	3,295,634
Series 2008 F, 5.25% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,322,320
Series 2009 A, 5% 4/1/19	1,000,000	1,106,670
Series 2009 J, 5% 11/1/17	2,700,000	3,089,286
California State Univ. Rev.:
Series 2005 B, 5% 11/1/11 (AMBAC Insured)	40,000	40,288
Series 2009 A:
5% 11/1/15	1,000,000	1,148,220
5% 11/1/16	1,485,000	1,720,194
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California State Univ., Fresno Assoc., Inc. Auxiliary Organization Event Ctr. Rev. Series 2002, 6% 7/1/26 (Pre-Refunded to 7/1/12 @ 101) (c)	$ 35,000	$ 36,899
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co. Proj.):
Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	1,000,000	1,047,350
Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	2,000,000	2,094,700
California Statewide Cmntys. Dev. Auth. Rev.:
(Cottage Health Sys. Obligated Group Proj.) Series 2010:
5% 11/1/16	500,000	558,270
5% 11/1/18	500,000	554,080
(Enloe Health Sys. Proj.):
Series 2008 A, 5.5% 8/15/14	1,435,000	1,573,449
Series 2008 B, 5% 8/15/15	60,000	65,975
(John Muir Health Proj.) Series 2009 A, 5% 7/1/15	1,900,000	2,101,172
(St. Joseph Health Sys. Proj.) Series 2007 F, 5% 7/1/14 (FSA Insured)	935,000	1,023,629
(State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	2,520,000	2,660,440
5% 6/15/13	46,560,000	49,973,299
(Thomas Jefferson School of Law Proj.) Series 2001, 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (c)	920,000	933,754
Bonds (Kaiser Permanente Health Sys. Proj.) Series 2001 B, 3.9%, tender 7/1/14 (b)	6,250,000	6,765,313
4% 6/1/14	600,000	630,960
4% 6/1/15	325,000	343,229
California Statewide Cmntys. Dev. Auth. Wtr. & Wastewtr. Rev. Series 2004 A:
5% 10/1/13 (Escrowed to Maturity) (c)	15,000	16,466
5% 10/1/13 (FSA Insured)	40,000	43,320
Calleguas-Las Virgenes Pub. Fing. Auth. Sanitation Sys. Rev. (Las Virgenes Muni. Wtr. District Proj.) Series 2009:
4% 11/1/13	400,000	425,580
4% 11/1/14	300,000	326,883
5% 11/1/15	1,000,000	1,157,440
Carlsbad Unified School District Series 2009 B, 0% 5/1/14	400,000	382,940
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Central Contra Costa San. District Wastewtr. Rev. Ctfs. of Prtn. Series B:
4% 9/1/14	$ 2,390,000	$ 2,593,054
4% 9/1/16	1,125,000	1,262,509
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5% 7/1/16	1,150,000	1,298,695
Chaffey Cmnty. College District Series A, 5.25% 7/1/14 (Pre-Refunded to 7/1/12 @ 101) (c)	30,000	31,534
Chaffey Unified High School District Series 2005, 5% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,836
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2010 A, 4% 8/1/16	3,730,000	4,159,808
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790,000	1,896,040
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,085,410
Cupertino California Union School District:
4% 8/1/13	1,410,000	1,505,006
4% 8/1/14	735,000	809,037
4% 8/1/16	1,825,000	2,087,234
Desert Sands Union School District Ctfs. of Prtn. 5.25% 3/1/14	500,000	542,135
East Bay Reg'l. Park District:
Series 2008 A, 3% 9/1/16	1,000,000	1,099,090
Series 2008, 4% 9/1/13	5,000,000	5,353,650
East Side Union High School District Santa Clara County:
Series B, 5.1% 2/1/19 (MBIA Insured)	500,000	550,045
Series C, 5% 8/1/12 (FSA Insured)	55,000	57,313
Eastern Muni. Wtr. Ds Wtr. Rev. Series 2011 A, 5% 7/1/18	1,085,000	1,311,494
El Centro School District Gen. Oblig. Series A, 6% 8/1/12 (AMBAC Insured)	15,000	15,629
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) 4% 5/1/12 (CIFG North America Insured)	300,000	304,908
Fontana Unified School District Gen. Oblig. 5.25% 5/1/13 (Assured Guaranty Corp. Insured)	380,000	406,988
Fremont Union High School District, Santa Clara Series 1998 C, 5% 9/1/18 (Pre-Refunded to 9/1/12 @ 100) (c)	85,000	89,000
Fullerton School District:
4% 8/1/16	525,000	589,192
4% 8/1/17	600,000	669,324
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Fullerton School District: - continued
5% 8/1/18	$ 500,000	$ 590,950
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (c)	2,685,000	2,976,672
Series 2003 B:
5% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (c)	775,000	835,768
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	205,000	221,074
5.5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	7,470,000	8,120,189
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	3,290,000	3,576,362
Series B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	1,000,000	1,087,040
5.625% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	175,000	190,610
Grossmont-Cuyamaca Cmnty. College District 5% 8/1/12 (Assured Guaranty Corp. Insured)	2,915,000	3,037,605
Indio Pub. Fing. Auth. Lease Rev. Bonds Series 2007 B, 3.8%, tender 11/1/12 (b)	500,000	507,555
Jefferson Union High School District Gen. Oblig. Series A, 6.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	50,949
Kern Cmnty. College District Gen. Oblig. Series A, 4.75% 11/1/26 (Pre-Refunded to 11/1/13 @ 100) (c)	170,000	186,374
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
3% 8/1/14	100,000	107,105
4% 8/1/15	125,000	140,544
4% 8/1/16	100,000	113,752
4% 8/1/17	175,000	200,477
5% 8/1/19	250,000	304,568
Lodi Elec. Sys. Rev. Ctfs. of Prtn. Series A, 5% 7/1/16 (Assured Guaranty Corp. Insured)	2,390,000	2,740,302
Loma Linda Hosp. Rev. Series 2005 A, 5% 12/1/14	1,860,000	1,969,703
Long Beach Hbr. Rev. Series 2010 B:
5% 5/15/14	1,060,000	1,182,218
5% 5/15/15	1,000,000	1,151,290
Long Beach Wtr. Rev. Series 2010 A, 3% 5/1/17	1,550,000	1,658,144
Los Alamitos Unified School District 0% 9/1/16 (a)	2,000,000	1,756,560
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/12 (Escrowed to Maturity) (c)	100,000	99,343
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles County Ctfs. of Prtn.: - continued
(Disney Parking Proj.) 0% 3/1/14	$ 20,000	$ 19,021
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
(Proposition C Proj.) First Tier Sr. Series 2003 A, 5% 7/1/13 (FSA Insured)	285,000	308,307
Series 2009 A, 5% 7/1/14	5,000,000	5,599,150
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/16	5,000,000	5,704,650
Los Angeles County Pub. Works Fing. Auth. Rev.:
(Los Angeles County Flood Cont. District Proj.) Series A, 5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	35,795
(Reg'l. Park & Open Space District Proj.) Series 2005 A:
5% 10/1/12 (FSA Insured)	105,000	110,172
5% 10/1/14 (FSA Insured)	25,000	28,112
Los Angeles Dept. Arpt. Rev. Series 2003 B, 5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	165,000	182,949
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2003 A1:
5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	25,980
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,236,190
Series 2011 A, 5% 7/1/19	5,000,000	6,056,500
Los Angeles Gen. Oblig.:
Series 2001 A, 5% 9/1/15 (Pre-Refunded to 9/1/11 @ 100) (c)	60,000	60,000
Series 2002 A, 5.25% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	185,000	202,074
Series 2003 A, 5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	21,789
Series 2009 A, 4% 9/1/15	2,085,000	2,326,235
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2010 D:
5% 11/1/14	3,295,000	3,600,776
5% 11/1/15	1,880,000	2,101,238
Los Angeles Solid Waste Resources Rev. Series 2009 A, 5% 2/1/14	1,160,000	1,271,337
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Unified School District:
(Election of 1997 Proj.):
Series 2002 E:
5.5% 7/1/13 (Pre-Refunded to 7/1/12 @ 100) (c)	$ 40,000	$ 41,728
5.5% 7/1/14 (Pre-Refunded to 7/1/12 @ 100) (c)	1,300,000	1,356,160
Series 2003 F:
4.5% 7/1/13	3,000,000	3,213,660
5% 7/1/14	25,000	26,883
(Election of 2002 Proj.) Series 2003 A, 5% 7/1/13	25,000	27,006
Series 1997 A, 6% 7/1/14	3,055,000	3,481,325
Series 1997 F, 5% 7/1/21 (FSA Insured)	3,000,000	3,176,010
Series 2002:
5.75% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025,000	4,557,548
5.75% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,763,849
Series 2003 A, 5% 7/1/21 (FSA Insured)	4,500,000	4,764,015
Series 2004 I, 5% 7/1/16	3,180,000	3,708,421
Series 2009 KRY, 5% 7/1/15	5,000,000	5,776,100
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A, 5% 12/1/17	1,045,000	1,164,903
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	5,000,000	5,779,400
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series 2008 L:
4% 7/1/12 (FSA Insured)	145,000	148,890
4% 7/1/13 (FSA Insured)	175,000	184,049
5% 7/1/14 (FSA Insured)	2,000,000	2,200,660
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
4% 7/1/13	50,000	52,642
4% 7/1/15	100,000	109,362
4% 7/1/17	85,000	93,655
Marin County Gen. Oblig. Ctfs. of Prtn.:
3% 8/1/15	1,870,000	2,003,873
3% 8/1/16	1,925,000	2,063,812
3% 8/1/17	1,735,000	1,833,114
Marin Muni. Wtr. District Rev. Ctfs. of Prtn. (2004 Fing. Proj.) 5% 7/1/12 (AMBAC Insured)	25,000	25,841
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2003 A, 5% 7/1/13	35,000	37,902
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/18	$ 2,000,000	$ 2,329,360
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/15 (FSA Insured)	2,000,000	2,257,860
Monterey Peninsula Cmnty. College District Series A, 4.75% 8/1/27 (Pre-Refunded to 8/1/13 @ 100) (c)	15,000	16,278
Mount Diablo Unified School District:
Series 2004, 5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,830,000	1,973,381
Series 2011, 4% 2/1/17	525,000	591,413
New Haven Unified School District Series B, 7.9% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	106,837
Newhall School District Gen. Oblig. Series B, 5% 8/1/18 (Pre-Refunded to 8/1/12 @ 101) (c)	45,000	47,388
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 D, 5%, tender 2/7/13 (b)	750,000	794,258
Newport Mesa Unified School District Series 2010:
4% 8/1/16	625,000	710,950
4% 8/1/17	500,000	560,735
North Orange County Cmnty. College District Rev.:
5% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	67,198
5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	39,883
Northern California Pwr. Agcy. Cap. Facilities Rev. Series 2010 A:
3% 8/1/15	1,705,000	1,805,578
4% 8/1/16	1,335,000	1,468,260
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A, 5% 7/1/16	1,940,000	2,258,451
(Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/16	1,000,000	1,162,630
5% 7/1/17	2,750,000	3,232,405
(Lodi Energy Ctr. Proj.) Series 2010 A, 5% 6/1/15	2,295,000	2,600,051
Oakland Joint Powers Fing. Auth. Series 2008 A1:
4.25% 1/1/13 (Assured Guaranty Corp. Insured)	1,000,000	1,045,450
5% 1/1/13 (Assured Guaranty Corp. Insured)	1,320,000	1,392,970
Oakland Unified School District Alameda County Series 2005, 5% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	61,815
Ohlone Cmnty. College District Series 2010:
4% 8/1/15	300,000	337,305
4% 8/1/17	450,000	510,323
4% 8/1/18	200,000	227,186
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2009 A:
3% 8/15/13	$ 110,000	$ 114,827
4% 8/15/15	50,000	55,969
Padre Dam Muni. Wtr. District Ctfs. of Prtn. Series 2009 A:
3% 10/1/13	215,000	223,155
3.5% 10/1/14	150,000	159,431
4% 10/1/15	100,000	110,166
4% 10/1/16	100,000	110,561
4% 10/1/17	420,000	460,727
Palm Springs Unified School District Series 2011, 4% 8/1/17	2,560,000	2,898,560
Pasadena Area Cmnty. College District Gen. Oblig. Series 2009 D:
4% 8/1/14	285,000	310,428
4% 8/1/15	250,000	279,553
5% 8/1/17	470,000	546,140
5% 8/1/18	505,000	591,557
Pasadena Unified School District Gen. Oblig.:
(Election of 1997 Proj.) Series C, 4.75% 11/1/24 (Pre-Refunded to 11/1/11 @ 101) (c)	50,000	50,851
Series 2009 A1:
4% 8/1/14	300,000	327,036
5% 8/1/15	1,000,000	1,151,480
Placentia Pub. Fing. Auth. Rev. 2.625% 9/1/11	750,000	750,000
Pleasanton Unified School District Gen. Oblig. Series 2004 B, 5% 8/1/14 (FSA Insured)	60,000	65,906
Pomona Pub. Fing. Auth. Rev. 5% 2/1/12 (Escrowed to Maturity) (c)	10,000	10,192
Port of Oakland Rev. Series M, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	85,000	89,513
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds:
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	5,385,000	5,020,112
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (b)	665,000	668,012
4%, tender 12/1/11 (FSA Insured) (b)	1,500,000	1,509,885
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 5% 7/1/14	1,205,000	1,283,084
Rancho Santiago Cmnty. College District 5% 9/1/16 (FSA Insured)	45,000	51,712
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.) Series A, 6.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 380,000	$ 394,995
Sacramento Area Flood Cont. Agcy. Series 2008, 4% 10/1/14 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,092,050
Sacramento City Fing. Auth. Lease Rev.:
Series 1993 B, 5.4% 11/1/20	2,855,000	3,133,619
Series A, 5.4% 11/1/20 (AMBAC Insured)	1,250,000	1,372,025
Sacramento City Fing. Auth. Rev. (Solid Waste, Redev. and Master Lease Prog. Facilities Proj.) Series 2005, 5% 12/1/14 (FGIC Insured)	40,000	44,125
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5% 7/1/12	500,000	517,490
5% 7/1/13	625,000	669,838
5% 7/1/14	550,000	605,341
5% 7/1/16	1,275,000	1,458,702
Sacramento County (Pub. Facilities Proj.):
5% 2/1/12	2,000,000	2,026,580
5% 2/1/16	3,000,000	3,231,540
Sacramento Muni. Util. District Elec. Rev. Series 2002 Q, 5.25% 8/15/17 (FSA Insured)	1,000,000	1,037,030
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800,000	2,907,156
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900,000	3,000,572
San Bernardino Cmnty. College District Series A:
5% 8/1/16	215,000	249,336
5% 8/1/17	150,000	175,572
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A, 5% 8/1/15	5,000,000	5,463,900
Series 2009 B, 5.25% 8/1/19	3,285,000	3,631,042
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	3,900,000	3,412,851
San Diego County Calif Wtr. Auth. Series 2011 S1, 5% 7/1/16	5,000,000	5,910,100
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5.25% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	53,818
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 B, 5% 5/15/12	50,000	51,623
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 5% 8/1/12	2,055,000	2,138,001
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Diego Unified School District (Election of 1998 Proj.):
Series 2002 D, 5.25% 7/1/20 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (c)	$ 3,000,000	$ 3,142,920
Series 2003 E:
5.25% 7/1/20 (FSA Insured) (Pre-Refunded to 7/1/13 @ 101) (c)	2,000,000	2,183,580
5.25% 7/1/22 (FSA Insured) (Pre-Refunded to 7/1/13 @ 101) (c)	1,695,000	1,850,584
Series 2004 F, 5% 7/1/16 (FSA Insured)	75,000	83,652
San Francisco Bldg. Auth. Lease Rev. (Dept. Gen. Svcs. Lease Proj.) Series A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,308
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 D, 5% 5/1/17 (FSA Insured)	5,000,000	5,789,150
San Francisco City & County Gen. Oblig. (San Francisco Gen. Hosp. Impt. Proj.) Series 2010 A, 5% 6/15/16	11,110,000	12,967,703
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Projs.) Series 2009 B:
4% 8/1/13	905,000	926,150
5% 8/1/16	1,095,000	1,175,515
Series 2007 B, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,640,000	3,873,797
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2002 B, 5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	650,000	684,119
Series 2010 D, 5% 11/1/16	4,445,000	5,303,641
San Jose Gen. Oblig. (Libraries, Parks and Pub. Safety Projs.) 5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	45,000
San Mateo Unified School District 5% 9/1/15 (FSA Insured)	25,000	28,299
Santa Clara County Fing. Auth. Lease Rev.:
(VMC Rfdg. Proj.) Series 1997 A, 6% 11/15/12 (AMBAC Insured)	240,000	255,691
Series 2010 N:
5% 5/15/15	1,000,000	1,130,610
5% 5/15/16	1,000,000	1,143,320
Santa Clara Valley Wtr. District Ctfs. of Prtn. 5.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	35,690
Santa Maria Joint Union High School District Gen. Oblig. Series A, 5.375% 8/1/14 (Escrowed to Maturity) (c)	20,000	22,912
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Santa Monica Cmnty. College District Gen. Oblig. Series 2010 A:
5% 8/1/14	$ 430,000	$ 485,294
5% 8/1/15	250,000	290,685
Saugus Union School District Series B, 5% 8/1/14 (FSA Insured)	55,000	61,312
Semitropic Impt. District Wtr. Storage Rev. Series 2009 A:
2.5% 12/1/13	300,000	308,979
3% 12/1/14	250,000	263,423
5% 12/1/15	300,000	343,998
South Placer Wastewtr. Auth. Rev. Series C, 4% 11/1/15	1,135,000	1,258,000
Southern California Pub. Pwr. Auth. Rev.:
(Multiple Projs.):
6.75% 7/1/12	30,000	31,490
6.75% 7/1/13	65,000	71,958
6.75% 7/1/13 (FSA Insured)	1,800,000	1,999,656
(San Juan Unit 3 Proj.) Series A, 5.5% 1/1/14 (FSA Insured)	200,000	220,094
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. Series 2002 B, 5% 7/1/12 (FSA Insured)	55,000	57,155
Southwestern Cmnty. College District Gen. Oblig.:
Series 2004, 5% 8/1/15 (Pre-Refunded to 8/1/14 @ 100) (c)	45,000	51,066
Series B, 5.25% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	27,691
Sweetwater Union High School District Pub. Fing. Auth. Spl. Tax Rev. Series A, 5% 9/1/14 (FSA Insured)	20,000	21,731
Torrance Unified School District:
Series 2008 Y, 5.375% 8/1/22	1,250,000	1,420,713
Series 2008 Z:
5.25% 8/1/18	1,000,000	1,197,860
5.375% 8/1/22	1,750,000	2,035,093
Turlock Irrigation District Rev. Series 2010 A, 5% 1/1/14	1,230,000	1,341,315
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G, 5% 5/15/17	900,000	1,036,692
Univ. of California Revs.:
(Ltd. Proj.) Series 2010 E, 4% 5/15/17	1,150,000	1,297,557
(Multiple Purp. Projs.) Series Q, 5% 9/1/11 (FSA Insured)	50,000	50,000
Series 2009 O, 5% 5/15/17	1,000,000	1,188,430
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Univ. of California Revs.: - continued
Series 2010 S, 5% 5/15/16	$ 1,785,000	$ 2,099,767
Series A, 5% 5/15/12 (AMBAC Insured)	100,000	103,309
Upland Gen. Oblig. Ctfs. of Prtn.:
5% 1/1/16	1,000,000	1,091,010
5% 1/1/17	2,115,000	2,307,338
5% 1/1/18	2,220,000	2,404,593
Washington Township Health Care District Gen. Oblig. Series 2009 A, 6.5% 8/1/14	1,600,000	1,852,640
Washington Township Health Care District Rev.:
Series 2009 A:
4.5% 7/1/12	275,000	281,575
4.5% 7/1/13	250,000	261,703
5% 7/1/14	300,000	323,772
5% 7/1/15	520,000	570,040
5% 7/1/16	200,000	219,984
Series 2010 A, 5% 7/1/17	1,000,000	1,098,180
Series A, 5% 7/1/12	385,000	395,765
West Contra Costa Unified School District:
5% 8/1/18 (FSA Insured)	1,500,000	1,722,015
5% 8/1/19 (FSA Insured)	1,500,000	1,729,020
Western Riverside County Trust & Wastewtr. Fin. Auth.:
4% 9/1/14 (Assured Guaranty Corp. Insured)	500,000	537,890
5% 9/1/13 (Assured Guaranty Corp. Insured)	500,000	537,385
Whisman School District Gen. Oblig. Series A, 0% 8/1/14 (Escrowed to Maturity) (c)	40,000	38,937
		662,305,413
Puerto Rico - 0.3%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 1996, 6.5% 7/1/12 (FSA Insured)	1,140,000	1,194,891
6.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	78,155
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,000,000	1,041,050
		2,314,096
Virgin Islands - 0.9%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A:
5% 10/1/14	640,000	687,962
5% 10/1/15	600,000	657,930
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
(Sr. Lien/Working Cap. Proj.) Series 2010 A, 5% 10/1/16	$ 1,000,000	$ 1,110,270
Series 2009 A, 6% 10/1/14	1,250,000	1,364,913
Series 2009 B, 5% 10/1/16	2,000,000	2,220,540
		6,041,615
TOTAL MUNICIPAL BONDS (Cost $646,195,435)		670,661,124
Municipal Notes - 0.2%

California - 0.2%
Baldwin Park Unified School District Gen. Oblig. BAN Series 2009, 0% 8/1/14 (Cost $1,298,768)	1,500,000	1,410,930
TOTAL INVESTMENT PORTFOLIO - 95.7% (Cost $647,494,203)		672,072,054
NET OTHER ASSETS (LIABILITIES) - 4.3%		30,316,504
NET ASSETS - 100%		$ 702,388,558
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	37.2%
Escrowed/Pre-Refunded	12.7%
Electric Utilities	9.7%
Special Tax	9.2%
Health Care	9.1%
Water & Sewer	8.9%
Others* (Individually Less Than 5%)	13.2%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $647,494,203)		$ 672,072,054
Cash		41,519,271
Receivable for investments sold		3,385,513
Receivable for fund shares sold		384,186
Interest receivable		6,397,202
Receivable from investment adviser for expense reductions		70,513
Other receivables		3,935
Total assets		723,832,674

Liabilities
Payable for investments purchased Regular delivery	$ 3,677,465
Delayed delivery	16,380,648
Payable for fund shares redeemed	719,319
Distributions payable	254,773
Accrued management fee	211,700
Other affiliated payables	171,112
Other payables and accrued expenses	29,099
Total liabilities		21,444,116

Net Assets		$ 702,388,558
Net Assets consist of:
Paid in capital		$ 677,515,931
Undistributed net investment income		3,639
Accumulated undistributed net realized gain (loss) on investments		291,137
Net unrealized appreciation (depreciation) on investments		24,577,851
Net Assets, for 65,266,872 shares outstanding		$ 702,388,558
Net Asset Value, offering price and redemption price per share ($702,388,558 ÷ 65,266,872 shares)		$ 10.76

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Interest		$ 9,136,670

Expenses
Management fee	$ 1,205,683
Transfer agent fees	255,378
Accounting fees and expenses	77,287
Custodian fees and expenses	3,790
Independent trustees' compensation	1,133
Registration fees	10,760
Audit	26,103
Legal	2,606
Miscellaneous	3,774
Total expenses before reductions	1,586,514
Expense reductions	(430,779)	1,155,735
Net investment income (loss)		7,980,935
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		295,778
Change in net unrealized appreciation (depreciation) on investment securities		13,938,637
Net gain (loss)		14,234,415
Net increase (decrease) in net assets resulting from operations		$ 22,215,350

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,980,935	$ 15,895,515
Net realized gain (loss)	295,778	432,276
Change in net unrealized appreciation (depreciation)	13,938,637	(7,711,402)
Net increase (decrease) in net assets resulting from operations	22,215,350	8,616,389
Distributions to shareholders from net investment income	(7,980,618)	(15,894,070)
Distributions to shareholders from net realized gain	(297,742)	(478,730)
Total distributions	(8,278,360)	(16,372,800)
Share transactions Proceeds from sales of shares	144,645,629	377,846,139
Reinvestment of distributions	6,746,315	13,223,341
Cost of shares redeemed	(90,630,410)	(381,090,557)
Net increase (decrease) in net assets resulting from share transactions	60,761,534	9,978,923
Redemption fees	1,242	13,232
Total increase (decrease) in net assets	74,699,766	2,235,744

Net Assets
Beginning of period	627,688,792	625,453,048
End of period (including undistributed net investment income of $3,639 and undistributed net investment income of $3,322, respectively)	$ 702,388,558	$ 627,688,792
Other Information Shares
Sold	13,586,189	35,471,925
Issued in reinvestment of distributions	633,191	1,242,819
Redeemed	(8,520,372)	(35,920,917)
Net increase (decrease)	5,699,008	793,827

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008F	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.54	$ 10.64	$ 10.35	$ 10.09	$ 10.08	$ 10.06
Income from Investment Operations
Net investment income (loss)D	.128	.249	.263	.295	.335	.328
Net realized and unrealized gain (loss)	.226	(.092)	.308	.263	.017	.021
Total from investment operations	.354	.157	.571	.558	.352	.349
Distributions from net investment income	(.129)	(.249)	(.266)	(.299)	(.336)	(.328)
Distributions from net realized gain	(.005)	(.008)	(.015)	-	(.007)	(.001)
Total distributions	(.134)	(.257)	(.281)	(.299)	(.343)	(.329)
Redemption fees added to paid in capitalD	-G	-G	-G	.001	.001	-G
Net asset value, end of period	$ 10.76	$ 10.54	$ 10.64	$ 10.35	$ 10.09	$ 10.08
Total ReturnB,C	3.37%	1.48%	5.58%	5.62%	3.55%	3.54%
Ratios to Average Net AssetsE
Expenses before reductions	.48%A	.48%	.50%	.49%	.52%	.57%
Expenses net of fee waivers, if any	.35%A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%A	.34%	.35%	.31%	.27%	.26%
Net investment income (loss)	2.40%A	2.34%	2.51%	2.90%	3.32%	3.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 702,389	$ 627,689	$ 625,453	$ 355,044	$ 147,546	$ 102,049
Portfolio turnover rate	13%A	22%	19%	18%	13%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

1. Organization.

Fidelity California Short-Intermediate Tax-Free Bond Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 24,753,501
Gross unrealized depreciation	(173,944)
Net unrealized appreciation (depreciation) on securities and other investments	$ 24,579,557

Tax cost	$ 647,492,497

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be February 28, 2012.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $85,035,784 and $43,141,906, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .08% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,011 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .35% of average net assets. During the period this reimbursement reduced the Fund's expenses by $422,595.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $3,790 and $4,394, respectively.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

CSI-USAN-1011
1.817079.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

California Municipal Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

August 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Fidelity® California Municipal Income Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Chairmans photo appears here)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
(Chairmans signature appears here)
Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Class A	.75%
Actual		$ 1,000.00	$ 1,065.00	$ 3.89
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.81
Class T	.76%
Actual		$ 1,000.00	$ 1,064.80	$ 3.94
Hypothetical A		$ 1,000.00	$ 1,021.32	$ 3.86
Class B	1.37%
Actual		$ 1,000.00	$ 1,061.70	$ 7.10
Hypothetical A		$ 1,000.00	$ 1,018.25	$ 6.95
Class C	1.52%
Actual		$ 1,000.00	$ 1,061.90	$ 7.88
Hypothetical A		$ 1,000.00	$ 1,017.50	$ 7.71
California Municipal Income	.47%
Actual		$ 1,000.00	$ 1,066.60	$ 2.44
Hypothetical A		$ 1,000.00	$ 1,022.77	$ 2.39
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,066.10	$ 2.75
Hypothetical A		$ 1,000.00	$ 1,022.47	$ 2.69

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	46.6	48.2
Health Care	12.1	11.6
Transportation	10.9	11.6
Education	6.5	6.9
Electric Utilities	4.7	3.6
Weighted Average Maturity as of August 31, 2011
		6 months ago
Years	7.3	10.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2011
6 months ago
Years	7.7	8.1

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
AAA 2.0%	AAA 2.8%
AA,A 79.1%	AA,A 81.4%
BBB 13.7%	BBB 12.7%
BB and Below 0.4%	BB and Below 0.4%
Not Rated 1.6%	Not Rated 2.0%
Short-Term Investments and Net Other Assets 3.2%	Short-Term Investments and Net Other Assets 0.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.8%
	Principal Amount (000s)	Value (000s)
California - 95.6%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 400
5% 8/1/18	330	349
5% 8/1/19	555	583
(Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	3,000	3,158
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720	781
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	976
Alameda Corridor Trans. Auth. Rev. Series 1999 A, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,575	7,578
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,966
5% 12/1/20 (AMBAC Insured)	2,810	3,082
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,718
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,940
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,201
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	864
0% 9/1/22 (FSA Insured)	5,150	2,789
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,034
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,139
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,707
Azusa Unified School District Series 2002, 5.375% 7/1/16 (FSA Insured)	1,225	1,277
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,312
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17	2,015	2,019
5% 8/1/17 (FGIC Insured)	5,030	5,217
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	$ 5,500	$ 5,926
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,890
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,224
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,394
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,488
Burbank Unified School District:
Series 1997 B, 0% 8/1/20	3,835	2,574
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	3,909
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085	1,137
Cabrillo Unified School District Series A:
0% 8/1/12 (AMBAC Insured)	2,800	2,730
0% 8/1/17 (AMBAC Insured)	1,000	782
0% 8/1/18 (AMBAC Insured)	2,000	1,467
California Dept. of Wtr. Resources Central Valley Proj. Rev.:
Series AI:
5% 12/1/18 (b)	3,000	3,637
5% 12/1/25 (b)	2,700	3,126
Series J1, 7% 12/1/12	730	790
California Econ. Recovery Series 2009 A:
5% 7/1/22	3,800	4,169
5.25% 7/1/14	2,095	2,361
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,054
6% 3/1/38	1,000	1,044
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,645
5% 2/1/17	1,000	1,014
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	1,946
Series 2010 A, 5% 10/1/25	5,860	6,145
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	712
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	9,000
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	$ 6,000	$ 6,162
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	912
4% 9/1/21	1,000	1,037
4% 9/1/22	740	756
4% 9/1/23	1,080	1,086
4% 9/1/24	1,125	1,115
5% 9/1/19	400	460
5% 9/1/39	5,000	5,039
California Gen. Oblig.:
Series 1992, 6.25% 9/1/12 (FGIC Insured)	1,350	1,379
Series 2005, 5.5% 6/1/28	275	275
Series 2007:
5.625% 5/1/20	150	150
5.625% 5/1/26	215	215
5.75% 5/1/30	160	160
4.5% 8/1/30	3,250	3,099
4.5% 10/1/36	3,075	2,765
5% 3/1/15	2,130	2,421
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,760
5% 9/1/17	750	851
5% 3/1/19	3,000	3,439
5% 8/1/22	1,500	1,614
5% 10/1/22	1,355	1,524
5% 11/1/22	1,600	1,747
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,058
5% 12/1/22	3,500	3,827
5% 2/1/23	1,095	1,141
5% 2/1/26	1,500	1,511
5% 3/1/26	2,800	2,917
5% 6/1/26	2,600	2,706
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,825
5% 6/1/31	2,000	2,031
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,029
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,006
5.125% 11/1/24	2,800	2,930
5.125% 2/1/26	2,800	2,899
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/14	$ 4,045	$ 4,390
5.25% 10/1/14	140	144
5.25% 10/1/17	105	108
5.25% 11/1/18	3,000	3,223
5.25% 2/1/20	6,805	7,190
5.25% 2/1/22	2,020	2,120
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,490	5,603
5.25% 4/1/27	5	5
5.25% 2/1/28	2,785	2,862
5.25% 2/1/29	5,000	5,075
5.25% 4/1/29	5	5
5.25% 11/1/29	2,000	2,048
5.25% 4/1/30	35	35
5.25% 2/1/33	8,150	8,211
5.25% 12/1/33	105	106
5.25% 3/1/38	5,400	5,459
5.375% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35	36
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100	100
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	8,420
5.5% 4/1/30	25	26
5.5% 11/1/33	29,440	29,952
5.5% 11/1/34	2,535	2,662
5.5% 11/1/39	1,810	1,892
6% 4/1/18	1,570	1,952
6% 3/1/33	20,050	22,361
6% 4/1/38	1,190	1,295
6.5% 4/1/33	11,650	13,404
6.75% 8/1/12	1,100	1,162
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	2,630	2,811
Series 2008 L, 5.125% 7/1/22	2,475	2,645
Series 2009 E, 5.625% 7/1/25	5,000	5,323
(Cedars-Sinai Med. Ctr. Proj.):
Series 2005, 5% 11/15/14	1,485	1,647
Series 2009, 5% 8/15/39	5,000	4,846
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/12	$ 2,345	$ 2,429
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,320
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,070
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100) (e)	90	120
6.5% 10/1/38	4,910	5,436
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,004
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	4,914
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	5,075
Bonds (Catholic Healthcare West Proj.) Series 2004 I, 4.95%, tender 7/1/14 (c)	5,000	5,434
Series 2008 A3, 5.5% 11/15/40	3,090	3,207
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (FGIC Insured)	1,000	1,042
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,105
5% 12/1/32	1,000	1,006
5% 12/1/42	3,000	2,912
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,020
5.25% 2/1/32 (AMBAC Insured)	6,295	6,297
Series 2005, 5% 10/1/33	7,235	7,394
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	4,463
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	315
5% 7/1/20	500	524
5.75% 7/1/40	5,000	4,965
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,158
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 1996 A, 5.35% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	4,335	4,428
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.: - continued
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,250	$ 4,765
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2001 A, 5.125%, tender 5/1/14 (c)(d)	9,000	9,694
Series 2003 A, 5%, tender 5/1/13 (c)(d)	3,000	3,160
Series 2005 A1, 4.7%, tender 4/1/12 (c)(d)	3,250	3,314
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,753
5% 6/1/14	2,000	2,189
5.25% 6/1/24	5,400	5,624
5.25% 6/1/25	5,000	5,150
5.25% 6/1/30	4,000	4,048
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,415
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (FGIC Insured)	2,700	2,942
Series 2006 G:
5% 11/1/20	1,825	1,928
5% 11/1/21	2,020	2,120
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	5,171
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,219
(Coalinga State Hosp. Proj.) Series 2004 A:
5.25% 6/1/12	2,485	2,559
5.5% 6/1/15	1,000	1,109
5.5% 6/1/17	9,980	10,877
(Dept. of Corrections & Rehab. Proj.) Series 2006 F:
5% 11/1/15 (FGIC Insured)	2,455	2,726
5% 11/1/16 (FGIC Insured)	2,000	2,236
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	1,640	1,768
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	815	877
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	7,205	7,750
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15	6,100	6,622
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	$ 4,210	$ 4,679
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	2,991
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,876
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25	3,000	3,059
5.125% 6/1/29	5,000	5,022
5.5% 6/1/19	2,000	2,146
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,775	5,074
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,558
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,554
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,261
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	6,137
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,540
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,165	5,381
5.25% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,766
Series 2006 E:
5% 10/1/23	2,410	2,622
5.25% 10/1/21	2,900	3,270
Series 2009 G1, 5.75% 10/1/30	1,800	1,881
Series 2009 I:
5.5% 11/1/23	1,535	1,643
6.125% 11/1/29	1,200	1,306
6.25% 11/1/21	2,000	2,336
6.375% 11/1/34	3,000	3,230
California State Univ. Rev.:
(Systemwide Proj.) Series 2002 A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,350
5.5% 11/1/16 (AMBAC Insured)	1,500	1,580
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev.: - continued
Series 2009 A:
5.75% 11/1/25	$ 3,675	$ 4,103
5.75% 11/1/28	6,525	7,123
6% 11/1/40	7,240	7,902
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co. Proj.) Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	2,425	2,540
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	5,059
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (FSA Insured)	1,800	1,836
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,035
(Daughters of Charity Health Sys. Proj.):
Series 2003 G, 5.25% 7/1/12	900	924
Series 2005 G, 5.25% 7/1/13	1,475	1,517
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	139
5% 8/15/19	50	56
5.75% 8/15/38	3,000	3,109
6.25% 8/15/33	2,500	2,669
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,240
Series 2007 A:
4.75% 4/1/33	2,000	1,843
5% 4/1/31	4,900	4,858
(Los Angeles Orthopaedic Hosp. Foundation Prog.) Series 2000, 5.75% 6/1/30 (AMBAC Insured)	8,355	8,148
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,000	9,126
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,565
(Sutter Health Systems Proj.):
Series 2002 B, 5.625% 8/15/42	7,000	7,041
Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,125	3,886
5.375% 6/1/26	2,500	2,552
6% 6/1/33	3,000	3,105
Campbell Union School District Gen. Oblig. Series 2002 C, 5% 8/1/34 (Pre-Refunded to 8/1/14 @ 102) (e)	1,910	2,205
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	$ 1,000	$ 930
0% 5/1/16	1,365	1,217
0% 5/1/17	1,155	979
0% 5/1/18	1,335	1,065
0% 5/1/19	1,000	747
0% 5/1/34 (a)	5,300	3,395
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,560
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,079
5% 11/1/25 (AMBAC Insured)	3,820	4,093
5% 11/1/33 (AMBAC Insured)	5,000	5,098
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,455
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,295	3,192
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,269
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,677
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,967
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,604
5% 8/1/25 (FSA Insured)	1,435	1,521
5% 8/1/26 (FSA Insured)	2,000	2,107
5% 8/1/27 (FSA Insured)	1,785	1,862
5% 8/1/31 (FSA Insured)	5,000	5,144
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,671
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,485
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,343
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	2,956
Cupertino California Union School District:
5% 8/1/18	1,735	2,115
5% 8/1/19	1,120	1,375
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Davis Spl. Tax Rev. Series 2007:
5% 9/1/11 (AMBAC Insured)	$ 595	$ 595
5% 9/1/12 (AMBAC Insured)	625	636
5% 9/1/13 (AMBAC Insured)	655	675
5% 9/1/14 (AMBAC Insured)	690	718
5% 9/1/15 (AMBAC Insured)	725	755
5% 9/1/18 (AMBAC Insured)	835	855
5% 9/1/20 (AMBAC Insured)	925	925
5% 9/1/22 (AMBAC Insured)	1,020	1,012
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,204
6% 3/1/20 (FSA Insured)	1,000	1,165
Duarte Ctfs. of Prtn. Series 1999 A:
5% 4/1/12	4,210	4,222
5% 4/1/13	1,830	1,835
El Centro Fing. Auth. Wastewtr. Series 2006 A, 5.25% 10/1/35 (FSA Insured)	6,890	7,075
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,494
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,326
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	777
0% 10/1/25 (AMBAC Insured)	1,665	723
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	601
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	1,384
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	800
0% 11/1/16 (Escrowed to Maturity) (e)	3,500	3,272
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,152
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,365
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	818
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,430	$ 2,272
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,082
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	4,551
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,704
Series C, 5% 8/1/36	10,000	10,609
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	24,070	19,689
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,860	5,871
5.75% 1/15/40	8,155	7,261
5.875% 1/15/27	4,000	3,887
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,373
5.875% 1/15/29	4,000	3,871
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,662
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,066
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,535	1,487
5% 6/1/45	12,125	10,671
5% 6/1/45	2,775	2,450
Series 2007 A1:
5% 6/1/12	1,400	1,420
5% 6/1/13	1,000	1,024
5% 6/1/14	2,000	2,053
5% 6/1/15	1,000	1,027
5% 6/1/33	3,000	2,077
5.125% 6/1/47	2,600	1,668
5.75% 6/1/47	5,000	3,526
5% 6/1/45 (FSA Insured)	235	220
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,750	$ 2,013
Indio Pub. Fing. Auth. Lease Rev. Bonds Series 2007 B, 3.8%, tender 11/1/12 (c)	2,500	2,538
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) Series 1994, 7.3% 9/1/11 (National Public Finance Guarantee Corp. Insured)	480	480
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	486
5% 8/1/22	450	526
5% 8/1/23	485	559
5% 8/1/24	1,000	1,138
5% 8/1/26	1,370	1,530
5% 8/1/28	760	831
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	2,449
Loma Linda Hosp. Rev.:
(Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	4,809
Series 2005 A, 5% 12/1/14	4,500	4,765
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	3,843
Long Beach Cmnty. College Series 2008 A, 0% 6/1/31 (FSA Insured)	9,750	2,873
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,142
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,228
Series A, 5.75% 8/1/33	2,800	3,143
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	10,000	11,336
Series 2009 A, 5.5% 8/1/29	1,000	1,102
Series 2010 C, 5.25% 8/1/39	1,300	1,385
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,875
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (e)	3,380	3,333
(Disney Parking Proj.):
0% 3/1/12	2,180	2,163
0% 3/1/13	6,490	6,337
0% 9/1/14 (AMBAC Insured)	3,860	3,622
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Ctfs. of Prtn.: - continued
(Disney Parking Proj.):
0% 3/1/18	$ 3,000	$ 2,383
0% 3/1/19	3,200	2,395
0% 3/1/20	1,000	697
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,129
5.375% 9/1/17 (FSA Insured)	1,095	1,176
5.375% 9/1/18 (FSA Insured)	1,155	1,236
5.375% 9/1/19 (FSA Insured)	1,210	1,290
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,703
Los Angeles Dept. Arpt. Rev.:
Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,069
Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,104
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,990	4,349
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,410	1,518
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,129
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	2,800	2,969
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2004 C, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,530
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity) (e)	9,820	12,262
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2008 A, 5% 9/1/22	5,500	5,819
Los Angeles Unified School District:
Series 1997 F, 5% 7/1/21 (FSA Insured)	3,880	4,108
Series 2003 A, 5% 7/1/21 (FSA Insured)	11,050	11,698
Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,290
Series 2007 A1, 4.5% 1/1/28	6,900	6,744
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000	10,973
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	$ 1,635	$ 2,037
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,310
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	521
5% 7/1/39	4,095	4,193
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,455
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	627
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,225
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,271
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,245
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,537
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	3,891
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,799
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	673
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	598
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,944
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	565
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,449
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,252
Natomas Unified School District Series 2007, 5.25% 8/1/30 (FGIC Insured)	5,150	5,125
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,237
12% 8/1/17 (FSA Insured)	1,000	1,552
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Newport Beach Rev.:
(Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 A, 5% 12/1/24	$ 2,000	$ 2,042
Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	2,800	2,965
Hoag Memorial Hosp. Presbyterian Proj.) Series 2011 A, 6% 12/1/40	3,000	3,288
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,630
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,101
5% 9/1/17 (AMBAC Insured)	2,735	2,983
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/12	2,500	2,594
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	5,346
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,205	4,400
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	1,329
Novato Unified School District Series 2002, 5.25% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,013
Oakland Gen. Oblig. Series 2009 B, 6.25% 1/15/39	3,000	3,275
Oakland Joint Powers Fing. Auth. Series 2008 A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,136
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,183
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,029
Oakland Unified School District Alameda County Series 2009 A:
6.5% 8/1/23	2,810	3,208
6.5% 8/1/24	1,220	1,382
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	1,441
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) Series 2002, 5.375% 6/1/16 (AMBAC Insured)	3,770	3,916
Oxnard Fin. Auth. Solid Waste Rev. Series 2005, 5% 5/1/12 (AMBAC Insured) (d)	2,065	2,101
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	$ 3,000	$ 3,077
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) Series 1999, 5.8% 8/1/29 (FSA Insured)	6,410	6,415
Placentia Pub. Fing. Auth. Rev.:
3.125% 9/1/12	1,585	1,604
4% 9/1/13	1,855	1,917
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,338
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	634
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	305	306
Port of Oakland Rev.:
Series 2002 L:
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,030	3,116
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100) (d)(e)	375	396
Series 2002 N:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,800	2,930
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,850	6,079
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,355	3,459
5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,740	2,820
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	10,910	12,046
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,885	3,232
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,185	2,448
Series 2011 O, 5% 5/1/22 (d)	4,500	4,750
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	3,493
Series B, 0% 8/1/35	9,000	1,987
0% 8/1/37	6,325	1,225
0% 8/1/38	5,410	981
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds:
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	$ 6,685	$ 6,232
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (c)	1,730	1,738
4%, tender 12/1/11 (FSA Insured) (c)	6,500	6,543
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,522
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	3,119
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,815	6,044
Series B, 5.7% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	2,003
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	1,969
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,043
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,716
Rocklin Unified School District Series 2002:
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	683
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	1,263
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365	588
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	766
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	718
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,195
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	6,477
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,505
Series 2003 R, 5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,825	6,870
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800	2,907
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900	3,001
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	$ 5,900	$ 6,488
6.5% 8/1/28	2,445	2,799
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,050
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,300	11,434
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,772
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (e)	1,000	1,079
Series 2007, 0% 8/1/17 (FSA Insured)	3,395	2,818
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,275
5% 11/15/17 (AMBAC Insured)	2,000	2,251
5% 11/15/18 (AMBAC Insured)	2,000	2,228
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,159
(Univ. of San Diego Proj.) 5.25% 10/1/11	1,705	1,710
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2005:
5% 7/1/14 (AMBAC Insured) (d)	1,000	1,091
5.25% 7/1/16 (AMBAC Insured) (d)	1,400	1,566
5% 7/1/12 (AMBAC Insured) (d)	2,200	2,268
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,563
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	3,783
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,003
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,518
Second Series 32F, 5.25% 5/1/19	2,500	2,946
Second Series 32H, 5% 5/1/12 (CIFG North America Insured) (d)	1,000	1,029
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,040
6.625% 8/1/39	1,000	1,043
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	$ 3,080	$ 3,194
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	3,964
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,857
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity) (e)	4,000	2,297
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	3,306
5.5% 1/15/28	1,060	846
Series A:
0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	6,881
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,081
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	2,036
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	951
San Jose Int'l. Arpt. Rev. Series 2007 A:
5% 3/1/17 (AMBAC Insured) (d)	1,180	1,297
5% 3/1/24 (AMBAC Insured) (d)	9,690	9,876
5% 3/1/37 (AMBAC Insured) (d)	10,000	9,332
San Jose Unified School District Santa Clara County Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,863
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,095
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,918
San Marcos Unified School District Series A, 5% 8/1/38	5,000	5,121
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,425
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	5,733
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,085
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	701
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	657
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 3,132
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	1,880
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,083
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,324
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,865	1,949
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	2,554
0% 9/1/22 (AMBAC Insured)	2,900	1,601
0% 9/1/25 (AMBAC Insured)	6,800	2,995
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,015	5,019
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	422
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,252
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/26 (FSA Insured)	11,845	12,439
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25	5,450	6,356
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,000
Sulphur Springs Union School District Series A, 0% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,698
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	17,863
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,004
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,000	4,667
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,355
6% 6/1/22	1,100	1,115
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,561
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	$ 5,000	$ 5,527
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	10,707
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	2,765
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	786
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	1,889
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G:
4% 5/15/19	1,305	1,415
4% 5/15/20	615	665
5% 5/15/19	2,830	3,262
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/33	1,000	1,011
Series 2007 D, 5% 5/15/25	4,250	4,592
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/21 (AMBAC Insured)	785	798
5.5% 5/15/24 (AMBAC Insured)	370	374
Series 2009 O, 5.75% 5/15/34	9,900	10,913
Series C, 4.75% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,150	3,174
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	1,797
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,155
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,595
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	7,700	8,265
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	2,174
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,293
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	136
5.375% 8/1/16 (FSA Insured)	100	104
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	890
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	767
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	343
5.25% 8/1/16 (Pre-Refunded to 8/1/13 @ 100) (e)	1,000	1,095
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	$ 3,000	$ 3,162
6.25% 7/1/39	7,000	7,222
Series 2010 A, 5.5% 7/1/38	3,100	2,999
Series A:
5% 7/1/23	1,460	1,483
5% 7/1/25	1,665	1,672
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,542
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,830
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,357
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,252
		1,602,889
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
4.625% 10/1/11	275	275
5.375% 10/1/14	1,000	1,070
5.875% 10/1/18	1,565	1,764
		3,109
Puerto Rico - 0.8%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 4.064% 7/1/21 (FGIC Insured) (c)	4,600	3,830
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (c)	7,000	7,577
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (FGIC Insured)	9,500	1,423
		12,830
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,450
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
Series 2009 B, 5% 10/1/25	$ 1,500	$ 1,507
Series A, 5.25% 10/1/15	1,255	1,368
		4,325
TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $1,581,311)	1,623,153
NET OTHER ASSETS (LIABILITIES) - 3.2%	52,816
NET ASSETS - 100%	$ 1,675,969
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	46.6%
Health Care	12.1%
Transportation	10.9%
Education	6.5%
Others* (Individually Less Than 5%)	23.9%
100.0%
*Includes net other assets
Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $23,286,000 of which $21,327,000 and $1,959,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,581,311)		$ 1,623,153
Cash		43,490
Receivable for fund shares sold		839
Interest receivable		18,330
Other receivables		3
Total assets		1,685,815

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 6,384
Payable for fund shares redeemed	521
Distributions payable	2,004
Accrued management fee	508
Distribution and service plan fees payable	27
Other affiliated payables	372
Other payables and accrued expenses	30
Total liabilities		9,846

Net Assets		$ 1,675,969
Net Assets consist of:
Paid in capital		$ 1,659,185
Undistributed net investment income		1,619
Accumulated undistributed net realized gain (loss) on investments		(26,677)
Net unrealized appreciation (depreciation) on investments		41,842
Net Assets		$ 1,675,969

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($43,451 ÷ 3,574.87 shares)	$ 12.15

Maximum offering price per share (100/96.00 of $12.15)	$ 12.66
Class T: Net Asset Value and redemption price per share ($4,250 ÷ 348.86 shares)	$ 12.18

Maximum offering price per share (100/96.00 of $12.18)	$ 12.69
Class B: Net Asset Value and offering price per share ($1,783 ÷ 146.81 shares)A	$ 12.14

Class C: Net Asset Value and offering price per share ($19,455 ÷ 1,603.16 shares)A	$ 12.14

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,580,307 ÷ 130,185.25 shares)	$ 12.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($26,723 ÷ 2,197.21 shares)	$ 12.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended August 31, 2011 (Unaudited)

Investment Income
Interest		$ 38,433

Expenses
Management fee	$ 2,914
Transfer agent fees	574
Distribution and service plan fees	154
Accounting fees and expenses	150
Custodian fees and expenses	9
Independent trustees' compensation	3
Registration fees	68
Audit	24
Legal	6
Miscellaneous	12
Total expenses before reductions	3,914
Expense reductions	(4)	3,910
Net investment income (loss)		34,523
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		519
Change in net unrealized appreciation (depreciation) on investment securities		68,507
Net gain (loss)		69,026
Net increase (decrease) in net assets resulting from operations		$ 103,549

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,523	$ 71,286
Net realized gain (loss)	519	(1,281)
Change in net unrealized appreciation (depreciation)	68,507	(36,685)
Net increase (decrease) in net assets resulting from operations	103,549	33,320
Distributions to shareholders from net investment income	(34,341)	(70,898)
Distributions to shareholders from net realized gain	-	(100)
Total distributions	(34,341)	(70,998)
Share transactions - net increase (decrease)	67,077	(116,381)
Redemption fees	5	39
Total increase (decrease) in net assets	136,290	(154,020)

Net Assets
Beginning of period	1,539,679	1,693,699
End of period (including undistributed net investment income of $1,619 and undistributed net investment income of $1,437, respectively)	$ 1,675,969	$ 1,539,679

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 G	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.64	$ 11.89	$ 11.40	$ 11.63	$ 12.41	$ 12.46
Income from Investment Operations
Net investment income (loss) E	.240	.470	.472	.459	.457	.478
Net realized and unrealized gain (loss)	.509	(.252)	.486	(.224)	(.711)	.050
Total from investment operations	.749	.218	.958	.235	(.254)	.528
Distributions from net investment income	(.239)	(.467)	(.468)	(.461)	(.457)	(.483)
Distributions from net realized gain	-	(.001)	- H	(.004)	(.069)	(.095)
Total distributions	(.239)	(.468)	(.468)	(.465)	(.526)	(.578)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.15	$ 11.64	$ 11.89	$ 11.40	$ 11.63	$ 12.41
Total Return B, C, D	6.50%	1.79%	8.57%	2.04%	(2.15)%	4.36%
Ratios to Average Net Assets F
Expenses before reductions	.75% A	.75%	.77%	.75%	.73%	.64%
Expenses net of fee waivers, if any	.75% A	.75%	.77%	.75%	.73%	.64%
Expenses net of all reductions	.75% A	.74%	.77%	.74%	.70%	.62%
Net investment income (loss)	4.03% A	3.93%	4.05%	3.98%	3.76%	3.88%
Supplemental Data
Net assets, end of period (in millions)	$ 43	$ 40	$ 44	$ 34	$ 20	$ 13
Portfolio turnover rate	8% A	8%	15%	26%	27%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 G	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 11.91	$ 11.42	$ 11.65	$ 12.43	$ 12.48
Income from Investment Operations
Net investment income (loss) E	.240	.473	.477	.464	.458	.466
Net realized and unrealized gain (loss)	.508	(.245)	.486	(.227)	(.712)	.048
Total from investment operations	.748	.228	.963	.237	(.254)	.514
Distributions from net investment income	(.238)	(.467)	(.473)	(.463)	(.457)	(.469)
Distributions from net realized gain	-	(.001)	- H	(.004)	(.069)	(.095)
Total distributions	(.238)	(.468)	(.473)	(.467)	(.526)	(.564)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.18	$ 11.67	$ 11.91	$ 11.42	$ 11.65	$ 12.43
Total Return B, C, D	6.48%	1.87%	8.59%	2.05%	(2.15)%	4.24%
Ratios to Average Net Assets F
Expenses before reductions	.76% A	.75%	.73%	.73%	.74%	.75%
Expenses net of fee waivers, if any	.76% A	.75%	.73%	.73%	.74%	.75%
Expenses net of all reductions	.76% A	.75%	.73%	.72%	.70%	.72%
Net investment income (loss)	4.02% A	3.93%	4.09%	4.00%	3.75%	3.77%
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 4	$ 6	$ 7	$ 5	$ 5
Portfolio turnover rate	8% A	8%	15%	26%	27%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 G	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.63	$ 11.88	$ 11.39	$ 11.62	$ 12.40	$ 12.45
Income from Investment Operations
Net investment income (loss) E	.203	.395	.397	.387	.376	.383
Net realized and unrealized gain (loss)	.509	(.253)	.488	(.228)	(.712)	.049
Total from investment operations	.712	.142	.885	.159	(.336)	.432
Distributions from net investment income	(.202)	(.391)	(.395)	(.385)	(.375)	(.387)
Distributions from net realized gain	-	(.001)	- H	(.004)	(.069)	(.095)
Total distributions	(.202)	(.392)	(.395)	(.389)	(.444)	(.482)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.14	$ 11.63	$ 11.88	$ 11.39	$ 11.62	$ 12.40
Total Return B, C, D	6.17%	1.15%	7.90%	1.38%	(2.81)%	3.57%
Ratios to Average Net Assets F
Expenses before reductions	1.37% A	1.38%	1.40%	1.41%	1.41%	1.41%
Expenses net of fee waivers, if any	1.37% A	1.38%	1.40%	1.41%	1.41%	1.41%
Expenses net of all reductions	1.37% A	1.38%	1.40%	1.40%	1.37%	1.39%
Net investment income (loss)	3.41% A	3.29%	3.42%	3.33%	3.08%	3.11%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 2	$ 3	$ 4	$ 5	$ 5
Portfolio turnover rate	8% A	8%	15%	26%	27%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 G	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 11.87	$ 11.38	$ 11.61	$ 12.40	$ 12.44
Income from Investment Operations
Net investment income (loss) E	.194	.378	.384	.374	.364	.371
Net realized and unrealized gain (loss)	.519	(.252)	.488	(.225)	(.721)	.061
Total from investment operations	.713	.126	.872	.149	(.357)	.432
Distributions from net investment income	(.193)	(.376)	(.382)	(.375)	(.364)	(.377)
Distributions from net realized gain	-	(.001)	- H	(.004)	(.069)	(.095)
Total distributions	(.193)	(.376) I	(.382)	(.379)	(.433)	(.472)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.14	$ 11.62	$ 11.87	$ 11.38	$ 11.61	$ 12.40
Total Return B, C, D	6.19%	1.02%	7.78%	1.29%	(2.98)%	3.56%
Ratios to Average Net Assets F
Expenses before reductions	1.52% A	1.51%	1.51%	1.49%	1.50%	1.50%
Expenses net of fee waivers, if any	1.52% A	1.51%	1.51%	1.49%	1.50%	1.50%
Expenses net of all reductions	1.52% A	1.51%	1.51%	1.48%	1.47%	1.48%
Net investment income (loss)	3.26% A	3.16%	3.30%	3.24%	2.99%	3.02%
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 17	$ 19	$ 12	$ 8	$ 10
Portfolio turnover rate	8% A	8%	15%	26%	27%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

I Total distributions of $.376 per share is comprised of distributions from net investment income of $.3757 and distributions from net realized gain of $.0007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - California Municipal Income

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 F	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.63	$ 11.88	$ 11.38	$ 11.61	$ 12.40	$ 12.45
Income from Investment Operations
Net investment income (loss) D	.257	.504	.506	.495	.491	.499
Net realized and unrealized gain (loss)	.509	(.252)	.497	(.227)	(.722)	.050
Total from investment operations	.766	.252	1.003	.268	(.231)	.549
Distributions from net investment income	(.256)	(.501)	(.503)	(.494)	(.490)	(.504)
Distributions from net realized gain	-	(.001)	- G	(.004)	(.069)	(.095)
Total distributions	(.256)	(.502)	(.503)	(.498)	(.559)	(.599)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.14	$ 11.63	$ 11.88	$ 11.38	$ 11.61	$ 12.40
Total Return B, C	6.66%	2.08%	9.00%	2.33%	(1.97)%	4.55%
Ratios to Average Net Assets E
Expenses before reductions	.47% A	.46%	.47%	.47%	.46%	.47%
Expenses net of fee waivers, if any	.47% A	.46%	.47%	.47%	.46%	.47%
Expenses net of all reductions	.46% A	.46%	.47%	.46%	.43%	.44%
Net investment income (loss)	4.32% A	4.21%	4.34%	4.27%	4.03%	4.05%
Supplemental Data
Net assets, end of period (in millions)	$ 1,580	$ 1,456	$ 1,560	$ 1,427	$ 1,543	$ 1,611
Portfolio turnover rate	8% A	8%	15%	26%	27%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 F	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.65	$ 11.90	$ 11.40	$ 11.63	$ 12.42	$ 12.47
Income from Investment Operations
Net investment income (loss) D	.254	.500	.503	.491	.486	.493
Net realized and unrealized gain (loss)	.508	(.255)	.496	(.226)	(.722)	.049
Total from investment operations	.762	.245	.999	.265	(.236)	.542
Distributions from net investment income	(.252)	(.495)	(.499)	(.491)	(.485)	(.497)
Distributions from net realized gain	-	(.001)	- G	(.004)	(.069)	(.095)
Total distributions	(.252)	(.495)H	(.499)	(.495)	(.554)	(.592)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.16	$ 11.65	$ 11.90	$ 11.40	$ 11.63	$ 12.42
Total Return B, C	6.61%	2.02%	8.94%	2.30%	(2.00)%	4.48%
Ratios to Average Net Assets E
Expenses before reductions	.53% A	.51%	.51%	.49%	.50%	.53%
Expenses net of fee waivers, if any	.53% A	.51%	.51%	.49%	.50%	.53%
Expenses net of all reductions	.53% A	.51%	.51%	.48%	.47%	.50%
Net investment income (loss)	4.26% A	4.16%	4.31%	4.24%	3.99%	3.99%
Supplemental Data
Net assets, end of period (in millions)	$ 27	$ 21	$ 62	$ 19	$ 11	$ 8
Portfolio turnover rate	8% A	8%	15%	26%	27%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

H Total distributions of $.495 per share is comprised of distributions from net investment income of $.4945 and distributions from net realized gain of $.0007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, California Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, losses deferred due to futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 66,577
Gross unrealized depreciation	(23,185)
Net unrealized appreciation (depreciation) on securities and other investments	$ 43,392

Tax cost	$ 1,579,761

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be February 28, 2012.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $86,817 and $63,354, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .36% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 52	$ 5
Class T	-%	.25%	5	-
Class B	.65%	.25%	8	6
Class C	.75%	.25%	89	19
			$ 154	$ 30

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	-**
Class B*	2
Class C*	1
$ 8

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

** Amount represents one hundred sixty dollars.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 23.11
Class T	2.12
Class B	1.08
Class C	12.13
California Municipal Income	520.07
Institutional Class	16.13
	$ 574

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2011	Year ended February 28, 2011
From net investment income
Class A	$ 829	$ 1,696
Class T	82	218
Class B	31	81
Class C	292	603
California Municipal Income	32,600	66,826
Institutional Class	507	1,474
Total	$ 34,341	$ 70,898
From net realized gain
Class A	$ -	$ 3
Class T	-	-*
Class B	-	-*
Class C	-	1
California Municipal Income	-	95
Institutional Class	-	1
Total	$ -	$ 100

* Amount represents less than $1,000

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2011	Year ended February 28, 2011	Six months ended August 31, 2011	Year ended February 28, 2011
Class A
Shares sold	665	1,131	$ 7,879	$ 13,594
Reinvestment of distributions	48	97	576	1,160
Shares redeemed	(548)	(1,496)	(6,515)	(17,712)
Net increase (decrease)	165	(268)	$ 1,940	$ (2,958)
Class T
Shares sold	30	64	$ 362	$ 770
Reinvestment of distributions	6	14	69	172
Shares redeemed	(28)	(259)	(333)	(3,101)
Net increase (decrease)	8	(181)	$ 98	$ (2,159)
Class B
Shares sold	3	31	$ 24	$ 375
Reinvestment of distributions	1	3	14	36
Shares redeemed	(21)	(87)	(244)	(1,030)
Net increase (decrease)	(17)	(53)	$ (206)	$ (619)

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2011	Year ended February 28, 2011	Six months ended August 31, 2011	Year ended February 28, 2011
Class C
Shares sold	203	503	$ 2,425	$ 6,012
Reinvestment of distributions	15	29	175	350
Shares redeemed	(105)	(659)	(1,236)	(7,787)
Net increase (decrease)	113	(127)	$ 1,364	$ (1,425)
California Municipal Income
Shares sold	13,001	30,469	$ 153,825	$ 363,379
Reinvestment of distributions	1,805	3,784	21,393	45,282
Shares redeemed	(9,827)	(40,406)	(116,062)	(476,687)
Net increase (decrease)	4,979	(6,153)	$ 59,156	$ (68,026)
Institutional Class
Shares sold	591	1,709	$ 6,983	$ 20,475
Reinvestment of distributions	25	46	301	554
Shares redeemed	(216)	(5,174)	(2,559)	(62,223)
Net increase (decrease)	400	(3,419)	$ 4,725	$ (41,194)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCM-USAN-1011
1.790936.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

California Municipal Income

Fund - Institutional Class

Semiannual Report

August 31, 2011(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Fidelity® California Municipal Income Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Chairmans photo appears here)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
(Chairmans signature appears here)
Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Class A	.75%
Actual		$ 1,000.00	$ 1,065.00	$ 3.89
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.81
Class T	.76%
Actual		$ 1,000.00	$ 1,064.80	$ 3.94
Hypothetical A		$ 1,000.00	$ 1,021.32	$ 3.86
Class B	1.37%
Actual		$ 1,000.00	$ 1,061.70	$ 7.10
Hypothetical A		$ 1,000.00	$ 1,018.25	$ 6.95
Class C	1.52%
Actual		$ 1,000.00	$ 1,061.90	$ 7.88
Hypothetical A		$ 1,000.00	$ 1,017.50	$ 7.71
California Municipal Income	.47%
Actual		$ 1,000.00	$ 1,066.60	$ 2.44
Hypothetical A		$ 1,000.00	$ 1,022.77	$ 2.39
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,066.10	$ 2.75
Hypothetical A		$ 1,000.00	$ 1,022.47	$ 2.69

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	46.6	48.2
Health Care	12.1	11.6
Transportation	10.9	11.6
Education	6.5	6.9
Electric Utilities	4.7	3.6
Weighted Average Maturity as of August 31, 2011
		6 months ago
Years	7.3	10.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2011
6 months ago
Years	7.7	8.1

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
AAA 2.0%	AAA 2.8%
AA,A 79.1%	AA,A 81.4%
BBB 13.7%	BBB 12.7%
BB and Below 0.4%	BB and Below 0.4%
Not Rated 1.6%	Not Rated 2.0%
Short-Term Investments and Net Other Assets 3.2%	Short-Term Investments and Net Other Assets 0.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.8%
	Principal Amount (000s)	Value (000s)
California - 95.6%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 400
5% 8/1/18	330	349
5% 8/1/19	555	583
(Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	3,000	3,158
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720	781
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	976
Alameda Corridor Trans. Auth. Rev. Series 1999 A, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,575	7,578
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,966
5% 12/1/20 (AMBAC Insured)	2,810	3,082
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,718
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,940
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,201
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	864
0% 9/1/22 (FSA Insured)	5,150	2,789
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,034
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,139
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,707
Azusa Unified School District Series 2002, 5.375% 7/1/16 (FSA Insured)	1,225	1,277
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,312
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17	2,015	2,019
5% 8/1/17 (FGIC Insured)	5,030	5,217
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	$ 5,500	$ 5,926
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,890
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,224
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,394
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,488
Burbank Unified School District:
Series 1997 B, 0% 8/1/20	3,835	2,574
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	3,909
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085	1,137
Cabrillo Unified School District Series A:
0% 8/1/12 (AMBAC Insured)	2,800	2,730
0% 8/1/17 (AMBAC Insured)	1,000	782
0% 8/1/18 (AMBAC Insured)	2,000	1,467
California Dept. of Wtr. Resources Central Valley Proj. Rev.:
Series AI:
5% 12/1/18 (b)	3,000	3,637
5% 12/1/25 (b)	2,700	3,126
Series J1, 7% 12/1/12	730	790
California Econ. Recovery Series 2009 A:
5% 7/1/22	3,800	4,169
5.25% 7/1/14	2,095	2,361
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,054
6% 3/1/38	1,000	1,044
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,645
5% 2/1/17	1,000	1,014
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	1,946
Series 2010 A, 5% 10/1/25	5,860	6,145
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	712
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	9,000
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	$ 6,000	$ 6,162
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	912
4% 9/1/21	1,000	1,037
4% 9/1/22	740	756
4% 9/1/23	1,080	1,086
4% 9/1/24	1,125	1,115
5% 9/1/19	400	460
5% 9/1/39	5,000	5,039
California Gen. Oblig.:
Series 1992, 6.25% 9/1/12 (FGIC Insured)	1,350	1,379
Series 2005, 5.5% 6/1/28	275	275
Series 2007:
5.625% 5/1/20	150	150
5.625% 5/1/26	215	215
5.75% 5/1/30	160	160
4.5% 8/1/30	3,250	3,099
4.5% 10/1/36	3,075	2,765
5% 3/1/15	2,130	2,421
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,760
5% 9/1/17	750	851
5% 3/1/19	3,000	3,439
5% 8/1/22	1,500	1,614
5% 10/1/22	1,355	1,524
5% 11/1/22	1,600	1,747
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,058
5% 12/1/22	3,500	3,827
5% 2/1/23	1,095	1,141
5% 2/1/26	1,500	1,511
5% 3/1/26	2,800	2,917
5% 6/1/26	2,600	2,706
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,825
5% 6/1/31	2,000	2,031
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,029
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,006
5.125% 11/1/24	2,800	2,930
5.125% 2/1/26	2,800	2,899
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/14	$ 4,045	$ 4,390
5.25% 10/1/14	140	144
5.25% 10/1/17	105	108
5.25% 11/1/18	3,000	3,223
5.25% 2/1/20	6,805	7,190
5.25% 2/1/22	2,020	2,120
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,490	5,603
5.25% 4/1/27	5	5
5.25% 2/1/28	2,785	2,862
5.25% 2/1/29	5,000	5,075
5.25% 4/1/29	5	5
5.25% 11/1/29	2,000	2,048
5.25% 4/1/30	35	35
5.25% 2/1/33	8,150	8,211
5.25% 12/1/33	105	106
5.25% 3/1/38	5,400	5,459
5.375% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35	36
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100	100
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	8,420
5.5% 4/1/30	25	26
5.5% 11/1/33	29,440	29,952
5.5% 11/1/34	2,535	2,662
5.5% 11/1/39	1,810	1,892
6% 4/1/18	1,570	1,952
6% 3/1/33	20,050	22,361
6% 4/1/38	1,190	1,295
6.5% 4/1/33	11,650	13,404
6.75% 8/1/12	1,100	1,162
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	2,630	2,811
Series 2008 L, 5.125% 7/1/22	2,475	2,645
Series 2009 E, 5.625% 7/1/25	5,000	5,323
(Cedars-Sinai Med. Ctr. Proj.):
Series 2005, 5% 11/15/14	1,485	1,647
Series 2009, 5% 8/15/39	5,000	4,846
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/12	$ 2,345	$ 2,429
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,320
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,070
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100) (e)	90	120
6.5% 10/1/38	4,910	5,436
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,004
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	4,914
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	5,075
Bonds (Catholic Healthcare West Proj.) Series 2004 I, 4.95%, tender 7/1/14 (c)	5,000	5,434
Series 2008 A3, 5.5% 11/15/40	3,090	3,207
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (FGIC Insured)	1,000	1,042
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,105
5% 12/1/32	1,000	1,006
5% 12/1/42	3,000	2,912
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,020
5.25% 2/1/32 (AMBAC Insured)	6,295	6,297
Series 2005, 5% 10/1/33	7,235	7,394
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	4,463
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	315
5% 7/1/20	500	524
5.75% 7/1/40	5,000	4,965
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,158
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 1996 A, 5.35% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	4,335	4,428
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.: - continued
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,250	$ 4,765
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2001 A, 5.125%, tender 5/1/14 (c)(d)	9,000	9,694
Series 2003 A, 5%, tender 5/1/13 (c)(d)	3,000	3,160
Series 2005 A1, 4.7%, tender 4/1/12 (c)(d)	3,250	3,314
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,753
5% 6/1/14	2,000	2,189
5.25% 6/1/24	5,400	5,624
5.25% 6/1/25	5,000	5,150
5.25% 6/1/30	4,000	4,048
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,415
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (FGIC Insured)	2,700	2,942
Series 2006 G:
5% 11/1/20	1,825	1,928
5% 11/1/21	2,020	2,120
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	5,171
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,219
(Coalinga State Hosp. Proj.) Series 2004 A:
5.25% 6/1/12	2,485	2,559
5.5% 6/1/15	1,000	1,109
5.5% 6/1/17	9,980	10,877
(Dept. of Corrections & Rehab. Proj.) Series 2006 F:
5% 11/1/15 (FGIC Insured)	2,455	2,726
5% 11/1/16 (FGIC Insured)	2,000	2,236
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	1,640	1,768
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	815	877
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	7,205	7,750
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15	6,100	6,622
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	$ 4,210	$ 4,679
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	2,991
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,876
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25	3,000	3,059
5.125% 6/1/29	5,000	5,022
5.5% 6/1/19	2,000	2,146
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,775	5,074
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,558
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,554
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,261
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	6,137
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,540
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,165	5,381
5.25% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,766
Series 2006 E:
5% 10/1/23	2,410	2,622
5.25% 10/1/21	2,900	3,270
Series 2009 G1, 5.75% 10/1/30	1,800	1,881
Series 2009 I:
5.5% 11/1/23	1,535	1,643
6.125% 11/1/29	1,200	1,306
6.25% 11/1/21	2,000	2,336
6.375% 11/1/34	3,000	3,230
California State Univ. Rev.:
(Systemwide Proj.) Series 2002 A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,350
5.5% 11/1/16 (AMBAC Insured)	1,500	1,580
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev.: - continued
Series 2009 A:
5.75% 11/1/25	$ 3,675	$ 4,103
5.75% 11/1/28	6,525	7,123
6% 11/1/40	7,240	7,902
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co. Proj.) Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	2,425	2,540
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	5,059
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (FSA Insured)	1,800	1,836
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,035
(Daughters of Charity Health Sys. Proj.):
Series 2003 G, 5.25% 7/1/12	900	924
Series 2005 G, 5.25% 7/1/13	1,475	1,517
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	139
5% 8/15/19	50	56
5.75% 8/15/38	3,000	3,109
6.25% 8/15/33	2,500	2,669
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,240
Series 2007 A:
4.75% 4/1/33	2,000	1,843
5% 4/1/31	4,900	4,858
(Los Angeles Orthopaedic Hosp. Foundation Prog.) Series 2000, 5.75% 6/1/30 (AMBAC Insured)	8,355	8,148
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,000	9,126
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,565
(Sutter Health Systems Proj.):
Series 2002 B, 5.625% 8/15/42	7,000	7,041
Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,125	3,886
5.375% 6/1/26	2,500	2,552
6% 6/1/33	3,000	3,105
Campbell Union School District Gen. Oblig. Series 2002 C, 5% 8/1/34 (Pre-Refunded to 8/1/14 @ 102) (e)	1,910	2,205
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	$ 1,000	$ 930
0% 5/1/16	1,365	1,217
0% 5/1/17	1,155	979
0% 5/1/18	1,335	1,065
0% 5/1/19	1,000	747
0% 5/1/34 (a)	5,300	3,395
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,560
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,079
5% 11/1/25 (AMBAC Insured)	3,820	4,093
5% 11/1/33 (AMBAC Insured)	5,000	5,098
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,455
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,295	3,192
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,269
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,677
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,967
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,604
5% 8/1/25 (FSA Insured)	1,435	1,521
5% 8/1/26 (FSA Insured)	2,000	2,107
5% 8/1/27 (FSA Insured)	1,785	1,862
5% 8/1/31 (FSA Insured)	5,000	5,144
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,671
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,485
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,343
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	2,956
Cupertino California Union School District:
5% 8/1/18	1,735	2,115
5% 8/1/19	1,120	1,375
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Davis Spl. Tax Rev. Series 2007:
5% 9/1/11 (AMBAC Insured)	$ 595	$ 595
5% 9/1/12 (AMBAC Insured)	625	636
5% 9/1/13 (AMBAC Insured)	655	675
5% 9/1/14 (AMBAC Insured)	690	718
5% 9/1/15 (AMBAC Insured)	725	755
5% 9/1/18 (AMBAC Insured)	835	855
5% 9/1/20 (AMBAC Insured)	925	925
5% 9/1/22 (AMBAC Insured)	1,020	1,012
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,204
6% 3/1/20 (FSA Insured)	1,000	1,165
Duarte Ctfs. of Prtn. Series 1999 A:
5% 4/1/12	4,210	4,222
5% 4/1/13	1,830	1,835
El Centro Fing. Auth. Wastewtr. Series 2006 A, 5.25% 10/1/35 (FSA Insured)	6,890	7,075
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,494
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,326
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	777
0% 10/1/25 (AMBAC Insured)	1,665	723
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	601
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	1,384
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	800
0% 11/1/16 (Escrowed to Maturity) (e)	3,500	3,272
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,152
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,365
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	818
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,430	$ 2,272
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,082
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	4,551
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,704
Series C, 5% 8/1/36	10,000	10,609
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	24,070	19,689
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,860	5,871
5.75% 1/15/40	8,155	7,261
5.875% 1/15/27	4,000	3,887
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,373
5.875% 1/15/29	4,000	3,871
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,662
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,066
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,535	1,487
5% 6/1/45	12,125	10,671
5% 6/1/45	2,775	2,450
Series 2007 A1:
5% 6/1/12	1,400	1,420
5% 6/1/13	1,000	1,024
5% 6/1/14	2,000	2,053
5% 6/1/15	1,000	1,027
5% 6/1/33	3,000	2,077
5.125% 6/1/47	2,600	1,668
5.75% 6/1/47	5,000	3,526
5% 6/1/45 (FSA Insured)	235	220
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,750	$ 2,013
Indio Pub. Fing. Auth. Lease Rev. Bonds Series 2007 B, 3.8%, tender 11/1/12 (c)	2,500	2,538
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) Series 1994, 7.3% 9/1/11 (National Public Finance Guarantee Corp. Insured)	480	480
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	486
5% 8/1/22	450	526
5% 8/1/23	485	559
5% 8/1/24	1,000	1,138
5% 8/1/26	1,370	1,530
5% 8/1/28	760	831
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	2,449
Loma Linda Hosp. Rev.:
(Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	4,809
Series 2005 A, 5% 12/1/14	4,500	4,765
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	3,843
Long Beach Cmnty. College Series 2008 A, 0% 6/1/31 (FSA Insured)	9,750	2,873
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,142
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,228
Series A, 5.75% 8/1/33	2,800	3,143
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	10,000	11,336
Series 2009 A, 5.5% 8/1/29	1,000	1,102
Series 2010 C, 5.25% 8/1/39	1,300	1,385
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,875
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (e)	3,380	3,333
(Disney Parking Proj.):
0% 3/1/12	2,180	2,163
0% 3/1/13	6,490	6,337
0% 9/1/14 (AMBAC Insured)	3,860	3,622
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Ctfs. of Prtn.: - continued
(Disney Parking Proj.):
0% 3/1/18	$ 3,000	$ 2,383
0% 3/1/19	3,200	2,395
0% 3/1/20	1,000	697
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,129
5.375% 9/1/17 (FSA Insured)	1,095	1,176
5.375% 9/1/18 (FSA Insured)	1,155	1,236
5.375% 9/1/19 (FSA Insured)	1,210	1,290
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,703
Los Angeles Dept. Arpt. Rev.:
Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,069
Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,104
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,990	4,349
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,410	1,518
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,129
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	2,800	2,969
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2004 C, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,530
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity) (e)	9,820	12,262
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2008 A, 5% 9/1/22	5,500	5,819
Los Angeles Unified School District:
Series 1997 F, 5% 7/1/21 (FSA Insured)	3,880	4,108
Series 2003 A, 5% 7/1/21 (FSA Insured)	11,050	11,698
Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,290
Series 2007 A1, 4.5% 1/1/28	6,900	6,744
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000	10,973
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	$ 1,635	$ 2,037
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,310
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	521
5% 7/1/39	4,095	4,193
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,455
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	627
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,225
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,271
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,245
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,537
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	3,891
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,799
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	673
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	598
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,944
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	565
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,449
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,252
Natomas Unified School District Series 2007, 5.25% 8/1/30 (FGIC Insured)	5,150	5,125
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,237
12% 8/1/17 (FSA Insured)	1,000	1,552
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Newport Beach Rev.:
(Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 A, 5% 12/1/24	$ 2,000	$ 2,042
Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	2,800	2,965
Hoag Memorial Hosp. Presbyterian Proj.) Series 2011 A, 6% 12/1/40	3,000	3,288
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,630
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,101
5% 9/1/17 (AMBAC Insured)	2,735	2,983
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/12	2,500	2,594
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	5,346
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,205	4,400
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	1,329
Novato Unified School District Series 2002, 5.25% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,013
Oakland Gen. Oblig. Series 2009 B, 6.25% 1/15/39	3,000	3,275
Oakland Joint Powers Fing. Auth. Series 2008 A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,136
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,183
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,029
Oakland Unified School District Alameda County Series 2009 A:
6.5% 8/1/23	2,810	3,208
6.5% 8/1/24	1,220	1,382
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	1,441
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) Series 2002, 5.375% 6/1/16 (AMBAC Insured)	3,770	3,916
Oxnard Fin. Auth. Solid Waste Rev. Series 2005, 5% 5/1/12 (AMBAC Insured) (d)	2,065	2,101
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	$ 3,000	$ 3,077
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) Series 1999, 5.8% 8/1/29 (FSA Insured)	6,410	6,415
Placentia Pub. Fing. Auth. Rev.:
3.125% 9/1/12	1,585	1,604
4% 9/1/13	1,855	1,917
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,338
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	634
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	305	306
Port of Oakland Rev.:
Series 2002 L:
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,030	3,116
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100) (d)(e)	375	396
Series 2002 N:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,800	2,930
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,850	6,079
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,355	3,459
5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,740	2,820
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	10,910	12,046
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,885	3,232
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,185	2,448
Series 2011 O, 5% 5/1/22 (d)	4,500	4,750
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	3,493
Series B, 0% 8/1/35	9,000	1,987
0% 8/1/37	6,325	1,225
0% 8/1/38	5,410	981
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds:
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	$ 6,685	$ 6,232
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (c)	1,730	1,738
4%, tender 12/1/11 (FSA Insured) (c)	6,500	6,543
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,522
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	3,119
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,815	6,044
Series B, 5.7% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	2,003
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	1,969
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,043
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,716
Rocklin Unified School District Series 2002:
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	683
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	1,263
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365	588
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	766
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	718
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,195
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	6,477
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,505
Series 2003 R, 5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,825	6,870
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800	2,907
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900	3,001
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	$ 5,900	$ 6,488
6.5% 8/1/28	2,445	2,799
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,050
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,300	11,434
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,772
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (e)	1,000	1,079
Series 2007, 0% 8/1/17 (FSA Insured)	3,395	2,818
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,275
5% 11/15/17 (AMBAC Insured)	2,000	2,251
5% 11/15/18 (AMBAC Insured)	2,000	2,228
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,159
(Univ. of San Diego Proj.) 5.25% 10/1/11	1,705	1,710
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2005:
5% 7/1/14 (AMBAC Insured) (d)	1,000	1,091
5.25% 7/1/16 (AMBAC Insured) (d)	1,400	1,566
5% 7/1/12 (AMBAC Insured) (d)	2,200	2,268
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,563
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	3,783
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,003
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,518
Second Series 32F, 5.25% 5/1/19	2,500	2,946
Second Series 32H, 5% 5/1/12 (CIFG North America Insured) (d)	1,000	1,029
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,040
6.625% 8/1/39	1,000	1,043
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	$ 3,080	$ 3,194
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	3,964
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,857
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity) (e)	4,000	2,297
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	3,306
5.5% 1/15/28	1,060	846
Series A:
0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	6,881
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,081
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	2,036
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	951
San Jose Int'l. Arpt. Rev. Series 2007 A:
5% 3/1/17 (AMBAC Insured) (d)	1,180	1,297
5% 3/1/24 (AMBAC Insured) (d)	9,690	9,876
5% 3/1/37 (AMBAC Insured) (d)	10,000	9,332
San Jose Unified School District Santa Clara County Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,863
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,095
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,918
San Marcos Unified School District Series A, 5% 8/1/38	5,000	5,121
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,425
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	5,733
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,085
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	701
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	657
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 3,132
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	1,880
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,083
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,324
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,865	1,949
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	2,554
0% 9/1/22 (AMBAC Insured)	2,900	1,601
0% 9/1/25 (AMBAC Insured)	6,800	2,995
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,015	5,019
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	422
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,252
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/26 (FSA Insured)	11,845	12,439
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25	5,450	6,356
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,000
Sulphur Springs Union School District Series A, 0% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,698
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	17,863
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,004
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,000	4,667
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,355
6% 6/1/22	1,100	1,115
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,561
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	$ 5,000	$ 5,527
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	10,707
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	2,765
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	786
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	1,889
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G:
4% 5/15/19	1,305	1,415
4% 5/15/20	615	665
5% 5/15/19	2,830	3,262
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/33	1,000	1,011
Series 2007 D, 5% 5/15/25	4,250	4,592
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/21 (AMBAC Insured)	785	798
5.5% 5/15/24 (AMBAC Insured)	370	374
Series 2009 O, 5.75% 5/15/34	9,900	10,913
Series C, 4.75% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,150	3,174
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	1,797
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,155
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,595
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	7,700	8,265
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	2,174
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,293
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	136
5.375% 8/1/16 (FSA Insured)	100	104
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	890
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	767
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	343
5.25% 8/1/16 (Pre-Refunded to 8/1/13 @ 100) (e)	1,000	1,095
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	$ 3,000	$ 3,162
6.25% 7/1/39	7,000	7,222
Series 2010 A, 5.5% 7/1/38	3,100	2,999
Series A:
5% 7/1/23	1,460	1,483
5% 7/1/25	1,665	1,672
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,542
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,830
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,357
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,252
		1,602,889
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
4.625% 10/1/11	275	275
5.375% 10/1/14	1,000	1,070
5.875% 10/1/18	1,565	1,764
		3,109
Puerto Rico - 0.8%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 4.064% 7/1/21 (FGIC Insured) (c)	4,600	3,830
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (c)	7,000	7,577
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (FGIC Insured)	9,500	1,423
		12,830
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,450
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
Series 2009 B, 5% 10/1/25	$ 1,500	$ 1,507
Series A, 5.25% 10/1/15	1,255	1,368
		4,325
TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $1,581,311)	1,623,153
NET OTHER ASSETS (LIABILITIES) - 3.2%	52,816
NET ASSETS - 100%	$ 1,675,969
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	46.6%
Health Care	12.1%
Transportation	10.9%
Education	6.5%
Others* (Individually Less Than 5%)	23.9%
100.0%
*Includes net other assets
Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $23,286,000 of which $21,327,000 and $1,959,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,581,311)		$ 1,623,153
Cash		43,490
Receivable for fund shares sold		839
Interest receivable		18,330
Other receivables		3
Total assets		1,685,815

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 6,384
Payable for fund shares redeemed	521
Distributions payable	2,004
Accrued management fee	508
Distribution and service plan fees payable	27
Other affiliated payables	372
Other payables and accrued expenses	30
Total liabilities		9,846

Net Assets		$ 1,675,969
Net Assets consist of:
Paid in capital		$ 1,659,185
Undistributed net investment income		1,619
Accumulated undistributed net realized gain (loss) on investments		(26,677)
Net unrealized appreciation (depreciation) on investments		41,842
Net Assets		$ 1,675,969

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($43,451 ÷ 3,574.87 shares)	$ 12.15

Maximum offering price per share (100/96.00 of $12.15)	$ 12.66
Class T: Net Asset Value and redemption price per share ($4,250 ÷ 348.86 shares)	$ 12.18

Maximum offering price per share (100/96.00 of $12.18)	$ 12.69
Class B: Net Asset Value and offering price per share ($1,783 ÷ 146.81 shares)A	$ 12.14

Class C: Net Asset Value and offering price per share ($19,455 ÷ 1,603.16 shares)A	$ 12.14

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,580,307 ÷ 130,185.25 shares)	$ 12.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($26,723 ÷ 2,197.21 shares)	$ 12.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended August 31, 2011 (Unaudited)

Investment Income
Interest		$ 38,433

Expenses
Management fee	$ 2,914
Transfer agent fees	574
Distribution and service plan fees	154
Accounting fees and expenses	150
Custodian fees and expenses	9
Independent trustees' compensation	3
Registration fees	68
Audit	24
Legal	6
Miscellaneous	12
Total expenses before reductions	3,914
Expense reductions	(4)	3,910
Net investment income (loss)		34,523
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		519
Change in net unrealized appreciation (depreciation) on investment securities		68,507
Net gain (loss)		69,026
Net increase (decrease) in net assets resulting from operations		$ 103,549

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,523	$ 71,286
Net realized gain (loss)	519	(1,281)
Change in net unrealized appreciation (depreciation)	68,507	(36,685)
Net increase (decrease) in net assets resulting from operations	103,549	33,320
Distributions to shareholders from net investment income	(34,341)	(70,898)
Distributions to shareholders from net realized gain	-	(100)
Total distributions	(34,341)	(70,998)
Share transactions - net increase (decrease)	67,077	(116,381)
Redemption fees	5	39
Total increase (decrease) in net assets	136,290	(154,020)

Net Assets
Beginning of period	1,539,679	1,693,699
End of period (including undistributed net investment income of $1,619 and undistributed net investment income of $1,437, respectively)	$ 1,675,969	$ 1,539,679

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 G	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.64	$ 11.89	$ 11.40	$ 11.63	$ 12.41	$ 12.46
Income from Investment Operations
Net investment income (loss) E	.240	.470	.472	.459	.457	.478
Net realized and unrealized gain (loss)	.509	(.252)	.486	(.224)	(.711)	.050
Total from investment operations	.749	.218	.958	.235	(.254)	.528
Distributions from net investment income	(.239)	(.467)	(.468)	(.461)	(.457)	(.483)
Distributions from net realized gain	-	(.001)	- H	(.004)	(.069)	(.095)
Total distributions	(.239)	(.468)	(.468)	(.465)	(.526)	(.578)
Redemption fees added to paid in capital E, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.15	$ 11.64	$ 11.89	$ 11.40	$ 11.63	$ 12.41
Total Return B, C, D	6.50%	1.79%	8.57%	2.04%	(2.15)%	4.36%
Ratios to Average Net Assets F
Expenses before reductions	.75% A	.75%	.77%	.75%	.73%	.64%
Expenses net of fee waivers, if any	.75% A	.75%	.77%	.75%	.73%	.64%
Expenses net of all reductions	.75% A	.74%	.77%	.74%	.70%	.62%
Net investment income (loss)	4.03% A	3.93%	4.05%	3.98%	3.76%	3.88%
Supplemental Data
Net assets, end of period (in millions)	$ 43	$ 40	$ 44	$ 34	$ 20	$ 13
Portfolio turnover rate	8% A	8%	15%	26%	27%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 G	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 11.91	$ 11.42	$ 11.65	$ 12.43	$ 12.48
Income from Investment Operations
Net investment income (loss) E	.240	.473	.477	.464	.458	.466
Net realized and unrealized gain (loss)	.508	(.245)	.486	(.227)	(.712)	.048
Total from investment operations	.748	.228	.963	.237	(.254)	.514
Distributions from net investment income	(.238)	(.467)	(.473)	(.463)	(.457)	(.469)
Distributions from net realized gain	-	(.001)	- H	(.004)	(.069)	(.095)
Total distributions	(.238)	(.468)	(.473)	(.467)	(.526)	(.564)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.18	$ 11.67	$ 11.91	$ 11.42	$ 11.65	$ 12.43
Total Return B, C, D	6.48%	1.87%	8.59%	2.05%	(2.15)%	4.24%
Ratios to Average Net Assets F
Expenses before reductions	.76% A	.75%	.73%	.73%	.74%	.75%
Expenses net of fee waivers, if any	.76% A	.75%	.73%	.73%	.74%	.75%
Expenses net of all reductions	.76% A	.75%	.73%	.72%	.70%	.72%
Net investment income (loss)	4.02% A	3.93%	4.09%	4.00%	3.75%	3.77%
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 4	$ 6	$ 7	$ 5	$ 5
Portfolio turnover rate	8% A	8%	15%	26%	27%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 G	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.63	$ 11.88	$ 11.39	$ 11.62	$ 12.40	$ 12.45
Income from Investment Operations
Net investment income (loss) E	.203	.395	.397	.387	.376	.383
Net realized and unrealized gain (loss)	.509	(.253)	.488	(.228)	(.712)	.049
Total from investment operations	.712	.142	.885	.159	(.336)	.432
Distributions from net investment income	(.202)	(.391)	(.395)	(.385)	(.375)	(.387)
Distributions from net realized gain	-	(.001)	- H	(.004)	(.069)	(.095)
Total distributions	(.202)	(.392)	(.395)	(.389)	(.444)	(.482)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.14	$ 11.63	$ 11.88	$ 11.39	$ 11.62	$ 12.40
Total Return B, C, D	6.17%	1.15%	7.90%	1.38%	(2.81)%	3.57%
Ratios to Average Net Assets F
Expenses before reductions	1.37% A	1.38%	1.40%	1.41%	1.41%	1.41%
Expenses net of fee waivers, if any	1.37% A	1.38%	1.40%	1.41%	1.41%	1.41%
Expenses net of all reductions	1.37% A	1.38%	1.40%	1.40%	1.37%	1.39%
Net investment income (loss)	3.41% A	3.29%	3.42%	3.33%	3.08%	3.11%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 2	$ 3	$ 4	$ 5	$ 5
Portfolio turnover rate	8% A	8%	15%	26%	27%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 G	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 11.87	$ 11.38	$ 11.61	$ 12.40	$ 12.44
Income from Investment Operations
Net investment income (loss) E	.194	.378	.384	.374	.364	.371
Net realized and unrealized gain (loss)	.519	(.252)	.488	(.225)	(.721)	.061
Total from investment operations	.713	.126	.872	.149	(.357)	.432
Distributions from net investment income	(.193)	(.376)	(.382)	(.375)	(.364)	(.377)
Distributions from net realized gain	-	(.001)	- H	(.004)	(.069)	(.095)
Total distributions	(.193)	(.376) I	(.382)	(.379)	(.433)	(.472)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.14	$ 11.62	$ 11.87	$ 11.38	$ 11.61	$ 12.40
Total Return B, C, D	6.19%	1.02%	7.78%	1.29%	(2.98)%	3.56%
Ratios to Average Net Assets F
Expenses before reductions	1.52% A	1.51%	1.51%	1.49%	1.50%	1.50%
Expenses net of fee waivers, if any	1.52% A	1.51%	1.51%	1.49%	1.50%	1.50%
Expenses net of all reductions	1.52% A	1.51%	1.51%	1.48%	1.47%	1.48%
Net investment income (loss)	3.26% A	3.16%	3.30%	3.24%	2.99%	3.02%
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 17	$ 19	$ 12	$ 8	$ 10
Portfolio turnover rate	8% A	8%	15%	26%	27%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

I Total distributions of $.376 per share is comprised of distributions from net investment income of $.3757 and distributions from net realized gain of $.0007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - California Municipal Income

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 F	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.63	$ 11.88	$ 11.38	$ 11.61	$ 12.40	$ 12.45
Income from Investment Operations
Net investment income (loss) D	.257	.504	.506	.495	.491	.499
Net realized and unrealized gain (loss)	.509	(.252)	.497	(.227)	(.722)	.050
Total from investment operations	.766	.252	1.003	.268	(.231)	.549
Distributions from net investment income	(.256)	(.501)	(.503)	(.494)	(.490)	(.504)
Distributions from net realized gain	-	(.001)	- G	(.004)	(.069)	(.095)
Total distributions	(.256)	(.502)	(.503)	(.498)	(.559)	(.599)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.14	$ 11.63	$ 11.88	$ 11.38	$ 11.61	$ 12.40
Total Return B, C	6.66%	2.08%	9.00%	2.33%	(1.97)%	4.55%
Ratios to Average Net Assets E
Expenses before reductions	.47% A	.46%	.47%	.47%	.46%	.47%
Expenses net of fee waivers, if any	.47% A	.46%	.47%	.47%	.46%	.47%
Expenses net of all reductions	.46% A	.46%	.47%	.46%	.43%	.44%
Net investment income (loss)	4.32% A	4.21%	4.34%	4.27%	4.03%	4.05%
Supplemental Data
Net assets, end of period (in millions)	$ 1,580	$ 1,456	$ 1,560	$ 1,427	$ 1,543	$ 1,611
Portfolio turnover rate	8% A	8%	15%	26%	27%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 F	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.65	$ 11.90	$ 11.40	$ 11.63	$ 12.42	$ 12.47
Income from Investment Operations
Net investment income (loss) D	.254	.500	.503	.491	.486	.493
Net realized and unrealized gain (loss)	.508	(.255)	.496	(.226)	(.722)	.049
Total from investment operations	.762	.245	.999	.265	(.236)	.542
Distributions from net investment income	(.252)	(.495)	(.499)	(.491)	(.485)	(.497)
Distributions from net realized gain	-	(.001)	- G	(.004)	(.069)	(.095)
Total distributions	(.252)	(.495)H	(.499)	(.495)	(.554)	(.592)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.16	$ 11.65	$ 11.90	$ 11.40	$ 11.63	$ 12.42
Total Return B, C	6.61%	2.02%	8.94%	2.30%	(2.00)%	4.48%
Ratios to Average Net Assets E
Expenses before reductions	.53% A	.51%	.51%	.49%	.50%	.53%
Expenses net of fee waivers, if any	.53% A	.51%	.51%	.49%	.50%	.53%
Expenses net of all reductions	.53% A	.51%	.51%	.48%	.47%	.50%
Net investment income (loss)	4.26% A	4.16%	4.31%	4.24%	3.99%	3.99%
Supplemental Data
Net assets, end of period (in millions)	$ 27	$ 21	$ 62	$ 19	$ 11	$ 8
Portfolio turnover rate	8% A	8%	15%	26%	27%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

H Total distributions of $.495 per share is comprised of distributions from net investment income of $.4945 and distributions from net realized gain of $.0007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, California Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, losses deferred due to futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 66,577
Gross unrealized depreciation	(23,185)
Net unrealized appreciation (depreciation) on securities and other investments	$ 43,392

Tax cost	$ 1,579,761

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be February 28, 2012.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $86,817 and $63,354, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .36% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 52	$ 5
Class T	-%	.25%	5	-
Class B	.65%	.25%	8	6
Class C	.75%	.25%	89	19
			$ 154	$ 30

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	-**
Class B*	2
Class C*	1
$ 8

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

** Amount represents one hundred sixty dollars.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 23.11
Class T	2.12
Class B	1.08
Class C	12.13
California Municipal Income	520.07
Institutional Class	16.13
	$ 574

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2011	Year ended February 28, 2011
From net investment income
Class A	$ 829	$ 1,696
Class T	82	218
Class B	31	81
Class C	292	603
California Municipal Income	32,600	66,826
Institutional Class	507	1,474
Total	$ 34,341	$ 70,898
From net realized gain
Class A	$ -	$ 3
Class T	-	-*
Class B	-	-*
Class C	-	1
California Municipal Income	-	95
Institutional Class	-	1
Total	$ -	$ 100

* Amount represents less than $1,000

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2011	Year ended February 28, 2011	Six months ended August 31, 2011	Year ended February 28, 2011
Class A
Shares sold	665	1,131	$ 7,879	$ 13,594
Reinvestment of distributions	48	97	576	1,160
Shares redeemed	(548)	(1,496)	(6,515)	(17,712)
Net increase (decrease)	165	(268)	$ 1,940	$ (2,958)
Class T
Shares sold	30	64	$ 362	$ 770
Reinvestment of distributions	6	14	69	172
Shares redeemed	(28)	(259)	(333)	(3,101)
Net increase (decrease)	8	(181)	$ 98	$ (2,159)
Class B
Shares sold	3	31	$ 24	$ 375
Reinvestment of distributions	1	3	14	36
Shares redeemed	(21)	(87)	(244)	(1,030)
Net increase (decrease)	(17)	(53)	$ (206)	$ (619)

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2011	Year ended February 28, 2011	Six months ended August 31, 2011	Year ended February 28, 2011
Class C
Shares sold	203	503	$ 2,425	$ 6,012
Reinvestment of distributions	15	29	175	350
Shares redeemed	(105)	(659)	(1,236)	(7,787)
Net increase (decrease)	113	(127)	$ 1,364	$ (1,425)
California Municipal Income
Shares sold	13,001	30,469	$ 153,825	$ 363,379
Reinvestment of distributions	1,805	3,784	21,393	45,282
Shares redeemed	(9,827)	(40,406)	(116,062)	(476,687)
Net increase (decrease)	4,979	(6,153)	$ 59,156	$ (68,026)
Institutional Class
Shares sold	591	1,709	$ 6,983	$ 20,475
Reinvestment of distributions	25	46	301	554
Shares redeemed	(216)	(5,174)	(2,559)	(62,223)
Net increase (decrease)	400	(3,419)	$ 4,725	$ (41,194)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCMI-USAN-1011
1.790937.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 18, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 18, 2011